UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-1800

U.S. GLOBAL INVESTORS FUNDS

7900 CALLAGHAN ROAD

SAN ANTONIO, TX 78229

(Address of principal executive offices) (Zip code)

SUSAN B. MCGEE, ESQ.

7900 CALLAGHAN ROAD

SAN ANTONIO, TX 78229

(Name and address of agent for service)

Registrant’s telephone number, including area code: 210-308-1234

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

U.S. Government Securities Ultra-Short Bond Fund
Portfolio of Investments (unaudited)	March 31, 2015

United States Government and Agency Obligations 82.91%		Coupon Rate %	Maturity Date	Principal Amount	Value

Federal Farm Credit Bank 15.52%
Fixed Rates:
		1.27	12/18/17	$ 1,310,000	$ 1,310,134
		1.50	06/26/18	2,200,000	2,198,139
		1.67	01/14/19	2,000,000	1,994,580
		1.93	12/02/19	3,984,000	4,011,876
					9,514,729

Federal Home Loan Bank 58.33%
Discount Notes:
	Yield	0.04	04/01/15	5,000,000	5,000,000
	Yield	0.05	04/06/15	3,000,000	2,999,981
	Yield	0.06	04/15/15	5,000,000	4,999,874
	Yield	0.08	04/17/15	2,000,000	1,999,960
	Yield	0.04	04/20/15	1,800,000	1,799,962
	Yield	0.09	05/20/15	2,647,000	2,646,676
	Yield	0.12	06/03/15	4,200,000	4,199,144
	Yield	0.13	08/19/15	1,000,000	999,673
Fixed Rates:
		2.88	09/11/15	1,000,000	1,011,522
		5.13	03/10/17	1,000,000	1,086,536
		1.70	07/26/18	3,000,000	3,031,092
		1.50	03/08/19	4,000,000	4,026,779
		1.22	04/11/19	2,000,000	1,979,786
					35,780,985

Tennessee Valley Authority 9.06%
Fixed Rates:
		6.25	12/15/17	2,930,000	3,343,687
		1.75	10/15/18	2,174,000	2,217,130
					5,560,817

Total United States Government and Agency Obligations					50,856,531
(cost $50,626,099)

Overnight Cash Deposit 16.99%

JPMorgan Chase Bank NA		0.03	04/01/15	10,420,330	10,420,330
(cost $10,420,330)

Total Investments 99.90%					61,276,861
(cost $61,046,429)
Other assets and liabilities, net 0.10%					62,977

Net Assets 100.0%					$61,339,838

See notes to portfolios of investments.

Near-Term Tax Free Fund
Portfolio of Investments (unaudited)	March 31, 2015

Municipal Bonds 89.53%	Coupon Rate %	Maturity Date	Principal Amount	Value

Alabama 2.15%
Alabama Public School & College Authority	5.00	12/01/16	$290,000	$311,651
Bessemer, Alabama Electric Revenue, Refunding	3.10	12/01/21	100,000	105,036
Bessemer, Alabama Water Revenue	4.00	01/01/16	500,000	504,080
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00	06/01/16	90,000	92,657
Jasper Alabama Water Works & Sewer Board, Inc., Utilities Revenue, Series A	3.00	06/01/15	90,000	90,406
Limestone County, Water & Sewer Authority	2.25	12/01/21	365,000	361,197
University of Alabama at Birmingham, Hospital Revenue, Series A	5.00	09/01/15	600,000	611,340
				2,076,367

Alaska 0.32%
Alaska Municipal Bond Bank Authority, Prerefunded, Series A	4.00	02/01/16	195,000	200,983
Alaska Municipal Bond Bank Authority, Unrefunded, Series A	4.00	02/01/16	105,000	108,262
				309,245

Arizona 2.27%
Arizona Board of Regents Certificates of Participation, Series B	4.50	06/01/16	200,000	209,302
Arizona State School Facilities Board Certificates of Participation, Series A-1	5.00	09/01/17	325,000	331,448
Arizona State Transportation Board Excise Tax Revenue	5.00	07/01/17	175,000	191,870
Flagstaff, Arizona, Revenue, Refunding	3.00	07/01/15	600,000	604,050
McAllister Academic Village LLC, Arizona State University Hassayampa Revenue, Refunding	5.75	07/01/18	200,000	227,976
Page, Arizona, Pledged Revenue, Refunding	3.00	07/01/16	350,000	361,298
University of Arizona Certificates of Participation, Series C	5.00	06/01/22	260,000	261,820
				2,187,764

California 3.88%
California State, GO Unlimited	5.00	03/01/32	300,000	311,226
California State, GO Unlimited	4.75	03/01/34	205,000	211,437
California State, Refunding, Recreational Facility, GO Unlimited	5.00	12/01/19	5,000	5,017
California State, Statewide Communities Development Authority, Enloe Medical Center Revenue, Series A	5.25	08/15/18	340,000	384,333
Chaffey Community College District, GO Unlimited, Series C	5.00	06/01/32	300,000	328,776
Delano, California Union High School District, Refunding, GO Unlimited, Series A	4.75	02/01/17	200,000	214,542
Fresno Unified School District, GO Unlimited	4.00	08/01/15	200,000	202,464
Los Angeles Unified School District, Election 2004, GO Unlimited, Series H	5.00	07/01/32	200,000	216,128
San Diego, California Community College District, Capital Appreciation, Election 2002, GO Unlimited (ZCB)	6.42(1)	05/01/15	300,000	299,928
San Mateo County Transportation Authority, Refunding, Series A	4.75	06/01/34	240,000	241,788
San Mateo County Transportation Authority, Refunding, Series A	5.00	06/01/24	210,000	211,651
Santa Clara County, California Financing Authority Revenue, Obstetrics and Gynecology, El Camino Hospital	5.00	02/01/18	350,000	381,959
Santa Clara Valley Transportation Authority, Series A	5.00	04/01/27	370,000	403,000
Santa Paula Schools Financing Authority, Santa Paula Elementary School District Revenue	4.25	11/01/22	300,000	323,472
				3,735,721

Colorado 1.97%
Colorado State Department of Transportation, Series B	5.00	12/15/15	490,000	506,386
Denver, Colorado, Health & Hospital Authority, Healthcare Revenue, Series A	5.00	12/01/16	265,000	282,734
Pueblo County, School District No. 70, GO Unlimited	4.00	12/01/24	990,000	1,110,413
				1,899,533

Connecticut 1.42%
Connecticut State Health & Educational Facilities Authority Revenue, Bridgeport Hospital, Series D	5.00	07/01/19	395,000	445,900
Connecticut State Health & Educational Facilities Authority Revenue, William Backus Hospital, Series G	5.00	07/01/25	500,000	505,775
Connecticut State Health & Educational Facilities Authority Revenue, William Backus Hospital, Series G	4.00	07/01/20	425,000	428,868
				1,380,543

District of Columbia 0.64%
District of Columbia Income Tax Revenue, Series A	5.25	12/01/27	300,000	350,901
Washington D.C. Convention Center Authority Dedicated Tax Revenue, Refunding, Series A	5.00	10/01/16	250,000	266,365
				617,266

Florida 9.62%
Broward County, Florida School Board Certificates of Participation, Series A	5.00	07/01/15	325,000	328,608
Cape Coral, Florida Gas Tax Revenue, Series A	4.00	10/01/16	255,000	267,768
Citizens Property Insurance Co., Senior Secured, Coastal Account, Revenue, Series A-1	4.00	06/01/18	100,000	108,399
Delray Beach Florida, Utilities Tax Revenue, Refunding	5.00	06/01/23	505,000	617,267
Escambia County, Florida, Health Facilities Authority Revenue, Baptist Hospital, Inc. Project, Series A	5.00	08/15/19	290,000	325,809
Florida Gulf Coast University Financing Corp., Capital Improvement Revenue, Series B	3.00	02/01/16	365,000	372,512
Florida State Board of Education, Refunding, GO Unlimited, Series C	4.50	06/01/28	300,000	305,115
Florida State Board of Education Lottery Revenue, Series B	5.00	07/01/26	100,000	109,950
Florida State Board of Governors Parking Facility Revenue, Series A	3.00	07/01/17	300,000	314,529
Florida State Department of Management Services Certificates of Participation, Refunding, Series A	5.00	08/01/19	500,000	576,915
Florida State Department of Management Services Certificates of Participation, Series A	5.00	08/01/24	340,000	384,928
Florida State Municipal Power Agency, Stanton Project Revenue, Refunding	5.13	10/01/17	300,000	331,038
Fort Pierce, Florida Stormwater Utilities Revenue	4.50	10/01/17	255,000	260,044
Hillsborough County, Florida School Board, Refunding, Series A	4.25	07/01/25	300,000	327,960
Hillsborough County, Florida School Board, Certificates of Participation, Refunding	4.00	07/01/19	100,000	106,410
Jacksonville Florida Special Revenue, Series C	5.00	10/01/20	270,000	318,030
Kissimmee Utility Authority, Revenue, Refunding	4.00	10/01/15	475,000	483,531
Lake County, Florida School Board Certificates of Participation, Series A	3.70	06/01/15	400,000	402,192
Leesburg, Florida Capital Improvement Revenue Bonds, Refunding	5.00	10/01/21	405,000	465,349
Manatee County, Florida, Revenue, Refunding	5.00	10/01/15	420,000	429,937
Margate, Florida Water & Sewer Revenue, Refunding	4.00	10/01/19	250,000	265,738
Miami - Dade County, Florida Expressway Authority Toll System Revenue, Series A	5.00	07/01/21	430,000	507,753
Miami - Dade County, Florida Water & Sewer Revenue System, Series A	4.00	10/01/16	235,000	247,307
Orlando, Florida Community Redevelopment Agency Tax Increment Revenue, Downtown District, Series A	4.00	09/01/17	275,000	290,078
Polk County, Florida School District Revenue	5.00	10/01/17	215,000	235,911
Port St. Lucie, Florida, Southwest Annexation Special Assessment District No 1, Revenue, Series B	4.13	07/01/17	25,000	25,000
Reedy Creek, Florida Improvement District Utilities Revenue, Refunding, Series 2	5.00	10/01/16	300,000	306,825
Saint Johns County, Florida Transportation Revenue, Refunding	5.00	10/01/20	310,000	365,943
Volusia County, Florida School Board Sales Tax Revenue	4.20	10/01/16	200,000	207,980
				9,288,826

Georgia 2.24%
Atlanta Downtown Development Authority, Series A	4.25	12/01/16	250,000	260,363
Carroll City-County, Georgia Hospital Authority, Tanner Medical Center, Inc. Project	5.00	07/01/18	600,000	673,554
Georgia State Municipal Electric Authority Revenue, Unrefunded	5.50	01/01/20	80,000	86,570
Georgia State Municipal Gas Authority, Toccoa Project, Refunding	5.00	06/01/22	600,000	705,738
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health System and Affiliates Revenue, Anticipation Certificates, Series A	4.50	08/01/17	150,000	162,012
Gwinnett County, Georgia, Hospital Authority, Gwinnett Hospital Systems Revenue, Series B	5.00	07/01/18	250,000	269,433
				2,157,670

Guam 0.27%
Guam Education Financing Foundation Certificate of Participation, Series A	4.25	10/01/18	250,000	258,653

Idaho 0.27%
Idaho Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust Fund, Series A	5.00	07/15/21	225,000	257,090

Illinois 8.42%
Aurora, Illinois, GO Unlimited, Series B	3.00	12/30/15	200,000	203,670
Chicago Board of Education, GO Unlimited	5.25	12/01/19	300,000	330,657
Chicago Board of Education, Dedicated Revenues, GO Unlimited, Series F	5.00	12/01/16	300,000	316,464
Chicago, Illinois, City Colleges, GO Unlimited	5.00	01/01/17	115,000	122,829
Chicago, Illinois, Direct Access Bond, GO Unlimited, Series E-1 B	4.00	01/01/19	200,000	200,992
Chicago, Illinois, O’Hare International Airport Revenue, Gen - Third Lien, Series C	5.25	01/01/23	250,000	289,170
Clinton Bond Fayette Etc Counties Community College District No. 501 Kaskaskia, GO Unlimited	5.75	12/01/19	500,000	580,960
Du Page County, Refunding, GO Unlimited	5.60	01/01/21	385,000	433,941
Du Page County School District No. 33 West Chicago, Refunding, Series B	4.00	12/01/21	1,000,000	1,126,639
Illinois Finance Authority, Shedd Aquarium Society Project, Refunding	5.00	07/01/16	390,000	394,473
Illinois Metropolitan Pier & Exposition Authority, Unrefunded (ZCB)	1.71(1)	06/15/18	415,000	394,171
Illinois Regional Transportation Authority, Series A	7.20	11/01/20	165,000	192,484
Illinois State, Refunding, GO Unlimited	5.00	01/01/16	300,000	309,702
Illinois State, GO Unlimited	5.00	05/01/18	1,000,000	1,095,439
Illinois State, GO Unlimited	5.00	03/01/16	340,000	353,382
Illinois State Toll Highway Authority, Toll Highway Revenue, Series A	5.00	01/01/16	200,000	202,320
Lake & McHenry County, Fox Lake, Illinois, Debt Certificates, Series B	3.00	11/01/19	265,000	272,187
Springfield, Illinois Metropolitan Sanitation District, Sewer Revenue, Senior Lien, Series A	4.00	01/01/17	570,000	601,886
Will Grundy Etc Counties Community College District No. 525, Joliet Junior College Project, GO Unlimited	6.25	06/01/22	300,000	348,249
Winnebago County Public Safety Sales Tax, GO Unlimited, Series A	5.00	12/30/16	350,000	354,081
				8,123,696

Indiana 2.27%
Fort Wayne, Indiana Waterworks Utility Revenue	2.00	12/01/16	585,000	599,227
Indianapolis Local Public Improvement Bond Bank, Waterworks Project, Series 2007 L	5.25	01/01/33	305,000	332,017
Merrillville Redevelopment Authority	5.00	08/15/20	350,000	405,297
Tri-Creek 2002 High School Building	5.00	07/15/19	800,000	859,960
				2,196,501

Iowa 0.65%
Johnston Community School District, GO Unlimited	4.00	06/01/16	200,000	201,144
University of Iowa Hospitals and Clinics, Iowa State Board of Regents, Hospital Revenue, Series A	3.00	09/01/19	400,000	426,928
				628,072

Kansas 2.13%
Douglas County, Kansas, Unified School District No. 497 Lawrence, Series A	3.00	09/01/15	1,225,000	1,238,903
Johnson County Public Building Commission, Series B	2.00	09/01/15	355,000	357,485
Kansas State Development Finance Authority Revenue	4.00	10/01/15	450,000	458,483
				2,054,871

Kentucky 3.01%
Bowling Green, Kentucky, GO Unlimited, Series B	4.00	09/01/16	215,000	225,784
Jefferson County School District Finance, Refunding, Series B	4.00	12/01/22	500,000	568,790
Kentucky Asset Liability Commission, University of Kentucky Project, Series A	5.00	10/01/15	1,000,000	1,023,409
Kentucky Municipal Power Agency, Power System Revenue, Prairie State Project, Series A	5.25	09/01/22	440,000	488,677
Louisville & Jefferson County Metropolitan Sewer District, Series A	5.00	05/15/23	500,000	597,995
				2,904,655

Louisiana 0.27%
Louisiana State, Citizens Property Insurance Corp., Revenue Bonds, Series B	5.00	06/01/21	245,000	257,189

Massachusetts 0.24%
Stoughton, Massachusetts Public Improvement, GO Limited	4.00	05/01/17	225,000	233,577

Michigan 4.01%
Detroit, Michigan Local Development Financing Authority, Refunding, Series A	5.38	05/01/18	140,000	140,374
Detroit, Michigan Sewer Disposal Revenue, Refunding, Series C-1	5.25	07/01/15	400,000	404,444
Gibraltar, Michigan School District, Refunding	5.00	05/01/21	475,000	552,197
Michigan Public Power Agency AFEC Project Revenue, Series A	4.50	01/01/19	280,000	301,241
Michigan State, Trunk Line Revenue, Refunding	4.50	11/01/26	105,000	117,921
Michigan State Grant Anticipation Bonds	5.00	09/15/16	200,000	212,732
Michigan State Hospital Finance Authority, Trinity Health, Series A	6.00	12/01/18	200,000	233,264
Michigan Strategic Fund, Series A	5.00	10/15/17	200,000	220,690
Portage Public Schools, School Building & Site, GO Unlimited	5.00	05/01/20	300,000	335,115
Romeo Community School District, Refunding, GO Unlimited	3.00	05/01/18	500,000	528,595
Wayne County, Michigan Airport Authority Revenue, Detroit Metropolitan Airport, Refunding, Series C	4.00	12/01/19	255,000	279,610
Zeeland Public Schools, Refunding, GO Unlimited	5.00	05/01/18	490,000	541,254
				3,867,437

Minnesota 0.55%
Minneapolis & St Paul, Minnesota Housing & Redevelopment Authority Health Care Systems, Children’s Health Care, Series B	4.00	08/15/16	250,000	261,130

Minneapolis & St Paul, Minnesota Metropolitan Airports Commission, Airport Revenue, Airport Revenue, Refunding, Series B	5.00	01/01/19	255,000	273,699
				534,829

Missouri 0.86%
Kansas City, Missouri Water Revenue, Series F	4.00	12/01/22	250,000	290,160
Missouri Development Finance Board, Eastland Center Project, Tax Allocation, Series A	5.00	04/01/17	250,000	267,103
Missouri State Health & Educational Facilities Authority, Southwestern Baptist University Revenue	3.00	10/01/17	265,000	269,667
				826,930

Nebraska 0.19%
Lincoln, Nebraska, GO Unlimited	3.00	06/01/15	180,000	180,808

Nevada 0.59%
Clark County, Nevada, GO Limited	5.00	11/01/18	100,000	107,227
Nye County School District, GO Limited	4.00	05/01/15	465,000	466,386
				573,613

New Hampshire 0.45%
New Hampshire Health & Education Facilities Authority Revenue, Southern New Hampshire University Project	5.00	01/01/18	400,000	434,116

New Jersey 4.39%
Atlantic City, New Jersey, Refunding Tax Appeal, GO Limited	4.00	11/01/18	500,000	434,925
Atlantic City, New Jersey Municipal Utilities Authority Revenue, Refunding	5.00	06/01/17	150,000	153,662
Elizabeth, New Jersey Parking Authority Project Revenue, Elizabethtown Plaza Redevelopment, Series B	4.00	11/01/17	255,000	267,747
Hudson County, New Jersey Improvement Authority Lease Revenue, North Hudson Regional Fire, Refunding, Series A	5.63	09/01/18	400,000	440,204
New Jersey Building Authority Revenue, Refunding, Series A	3.00	06/15/15	850,000	854,514
New Jersey Economic Development Authority Revenue, School Facilities Construction, Refunding	5.00	12/15/18	710,000	783,286
New Jersey Health Care Facilities Financing Authority Revenue, Holy Name Medical Center, Refunding	5.00	07/01/19	215,000	242,610
New Jersey Transportation Trust Fund Authority, Series A	5.00	06/15/16	440,000	461,639
Passaic Valley, New Jersey, Sewage Commissioners Revenue, Series G	5.75	12/01/21	500,000	591,380
				4,229,967

New Mexico 0.77%
Clayton, New Mexico, Jail Project Revenue	4.00	11/01/17	235,000	240,457
Los Alamos County, New Mexico, Sales Tax Revenue	5.75	06/01/16	470,000	498,698
				739,155

New York 5.13%
Arlington Central School District, GO Unlimited	5.00	12/15/25	1,000,000	1,213,659
Buffalo, New York, Refunding, Series C	4.00	12/01/15	400,000	409,588
Long Island Power Authority Revenue, New York Electric Systems, Series E	5.00	12/01/17	330,000	352,991
Long Island Power Authority Revenue, Series B	5.00	09/01/21	465,000	543,055
Metropolitan Transportation Authority, Series D	5.00	11/15/15	375,000	386,111
Nassau County Industrial Development Agency, New York Institute of Technology Project Revenue, Refunding, Remarketing, Series A	5.00	03/01/21	350,000	391,741
New York State Dormitory Authority, Series A	2.00	10/01/15	500,000	504,345
New York State Dormitory Authority, Nonconstruction Supported Debt, Municipal Facilities Health Lease, Series 1	5.00	01/15/17	300,000	322,653
New York, New York, GO Unlimited, Series L-1	4.00	04/01/15	300,000	300,000
Ossining, New York, Union Free School District, Refunding, GO Unlimited	3.00	04/15/15	530,000	530,572
				4,954,715

North Carolina 2.57%
Beaufort County, North Carolina, GO Limited	5.00	06/01/21	200,000	232,346
Charlotte, North Carolina Certificates of Participation, Series A	5.00	10/01/21	1,000,000	1,182,769
North Carolina State	5.00	03/01/16	590,000	614,485
North Carolina State Municipal Power Agency #1, Catawba Electric Revenue, Refunding, Series A	5.25	01/01/20	400,000	447,056
				2,476,656

Ohio 1.65%
Canton City School District, Refunding, GO Unlimited	5.00	12/01/18	325,000	327,525
Cleveland, Ohio, Parking Facility Revenue, Prefunding, Refunding	5.25	09/15/22	130,000	161,753
Lorain County, Ohio, Community College District, Revenue	3.25	12/01/17	650,000	686,543
Marion County, Ohio, Variable Refunding, GO Limited	4.00	12/01/20	150,000	158,339
Springfield City School District, GO Unlimited	3.75	12/01/15	250,000	255,853
				1,590,013

Oklahoma 1.04%
Edmond Public Works Authority, Revenue, Refunding	5.00	07/01/23	300,000	358,398
Oklahoma Capital Improvement Authority, Series A	4.00	07/01/15	300,000	302,754
Oklahoma State Agricultural & Mechanical Colleges, Oklahoma State University, Series A	5.00	08/01/21	300,000	351,051
				1,012,203

Oregon 0.24%
Oregon State Facilities Authority, Legacy Health Project Revenue, Refunding, Series A	4.50	05/01/20	200,000	227,862

Pennsylvania 2.52%
Allegheny County, Pennsylvania Sanitary Authority	5.00	06/01/19	700,000	802,424
Delaware Valley, Pennsylvania, Regional Financial Authority Revenue, Permanently Fixed Business Development Services	5.50	08/01/18	295,000	332,849
Lycoming County, Pennsylvania Authority Health System, Susquehanna Health Systems Project, Series A	5.10	07/01/20	140,000	157,147
Philadelphia School District, Pennsylvania, Refunding, GO Unlimited, Series E	5.25	09/01/24	625,000	707,294
Reading, Pennsylvania School District, GO Unlimited, Series A	5.00	04/01/20	400,000	443,436
				2,443,150

Puerto Rico 0.70%
Commonwealth of Puerto Rico, GO Unlimited, Series A	5.00	07/01/15	225,000	225,470
Puerto Rico Infrastructure Financing Authority, Special Tax Revenue, Refunding, Series C	5.50	07/01/17	445,000	457,108
				682,578

Rhode Island 0.27%
Rhode Island State Economic Development Corporation Revenue, Series A	5.00	06/15/17	250,000	262,915

South Carolina 1.21%
Piedmont Municipal Power Agency, Series A-3	5.00	01/01/16	150,000	154,974
Spartanburg County, South Carolina Regional Health Services District, Hospital Revenue, Refunding, Series A	5.00	04/15/19	600,000	681,888
Spartanburg County, South Carolina Sanitation Sewer District, Series A	3.50	03/01/19	300,000	323,538
				1,160,400

Tennessee 0.24%
Memphis, Tennessee Sanitary Sewage System Revenue, Refunding	5.00	05/01/20	200,000	234,420

Texas 15.49%
Addison, Texas Certificates of Obligation, GO Limited	4.50	02/15/28	140,000	151,952
Addison, Texas Certificates of Obligation, GO Unlimited	4.00	02/15/20	250,000	269,242
Annetta, Texas Certificates of Obligation, GO Limited	4.00	08/01/16	200,000	204,126
Beaumont Independent School District, GO Unlimited	5.00	02/15/23	1,000,000	1,078,629
Bexar County, Texas, Certificates of Participation	4.00	06/15/15	945,000	952,437
Brownwood Independent School District, GO Unlimited	4.00	02/15/24	730,000	821,527
Center, Texas Certificates of Obligation, GO Limited (ZCB)	3.39(1)	02/15/20	150,000	135,239
Clear Lake, Texas, Waterworks & Sewer System, GO Unlimited	3.00	03/01/19	125,000	129,716
Corpus Christi, Texas Business & Job Development Corporation, Seawall Project, Sales Tax Revenue, Refunding	5.00	03/01/20	350,000	402,770
Dallas, Texas Waterworks & Sewer Systems Revenue, Refunding	4.50	10/01/19	225,000	245,286
Denton County, Texas Fresh Water Supply District No. 10, GO Limited	2.00	09/01/15	150,000	151,016
Forney, Texas, GO Limited	5.00	02/15/27	500,000	538,245
Frisco, Texas Independent School District, School Building, GO Unlimited, Series A	4.50	08/15/25	180,000	194,697
Garland, Texas, GO Limited	5.00	02/15/25	650,000	756,529
Goose Creek, Texas Independent School District, GO Unlimited, Series A	5.25	02/15/18	370,000	402,175
Grand Prairie, Texas Independent School District, Refunding, GO Unlimited (ZCB)	4.83(1)	08/15/16	400,000	388,704
Greenville, Texas Independent School District, Refunding, GO Unlimited	4.00	08/15/17	120,000	125,713
Harris County, Texas Municipal Utility District No. 382, GO Unlimited	3.00	04/01/22	305,000	315,504
Houston, Texas, Hotel Occupancy Tax & Special Revenue, Refunding, Series B	5.00	09/01/19	295,000	313,081
Katy, Texas Independent School District, School Building, GO Unlimited, Series D	4.50	02/15/19	325,000	337,123
Laredo, Texas, Waterworks & Sewer System Revenue	4.25	03/01/18	100,000	106,175
Lavaca-Navidad River Authority, Series A	4.00	08/01/22	270,000	301,363
Lavaca-Navidad River Authority, Series B	4.00	08/01/22	420,000	468,787
Lewisville, Texas Independent School District, Refunding, GO Unlimited (ZCB)	5.45(1)	08/15/15	400,000	399,544
Lockhart, Texas Certificates of Obligation	4.00	08/01/23	830,000	939,054
Lower Colorado River Authority, Transmission Contract Revenue, Refunding	5.00	05/15/15	775,000	779,573
Lower Colorado River Authority, Transmission Contract Revenue, Refunding, Series A	5.00	05/15/21	500,000	590,365
North Texas Tollway Authority Revenue, Series F	5.75	01/01/38	300,000	331,497
Prosper, Texas Independent School District, Capital Appreciation, School Building, GO Unlimited (ZCB)	12.84(1)	08/15/33	1,000,000	389,700
Round Rock Independent School District, GO Unlimited, Series A	3.50	08/01/15	250,000	252,723
San Antonio, Texas, Water Revenue, Refunding	4.50	05/15/21	400,000	465,556
San Marcos, Texas Tax & Toll Revenue, GO Limited	5.10	08/15/27	400,000	442,032
San Patricio, Texas Municipal Water District, Refunding	4.00	07/10/18	200,000	201,668
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/20	95,000	98,605
Texarkana, Texas Waterworks & Sanitary Sewer System Revenue	3.00	08/01/19	90,000	93,674
Texarkana, Texas, Refunding, GO Limited	5.00	02/15/21	320,000	371,661
Texas Municipal Power Agency Revenue, Refunding	5.00	09/01/17	250,000	273,385
Travis County, Texas, GO Limited	1.50	03/01/16	250,000	252,953
White Settlement, Texas Independent School District, Unrefunded, GO Unlimited	4.13	08/15/15	60,000	60,867
White Settlement, Texas Independent School District, Prerefunded, GO Unlimited	4.13	08/15/15	240,000	243,432
				14,976,325

Utah 1.47%
Salt Lake County, Utah, Westminster College Project Revenue	5.00	10/01/24	235,000	251,485
Tooele City, Utah Municipal Building Authority, Municipal Building Authority Lease Revenue, Refunding	3.75	12/01/17	285,000	290,646
Utah State Building Ownership Authority, Lease Revenue, Refunding, Series C	5.50	05/15/19	500,000	552,125
Washington County-St George Interlocal Agency, Lease Revenue, Refunding, Series A	4.00	12/01/19	300,000	329,658
				1,423,914

Virginia 0.32%
Virginia College Building Authority Educational Facilities Revenue, Prerefunded, Series A	5.00	09/01/15	10,000	10,198
Virginia College Building Authority Educational Facilities Revenue, Unrefunded, Series A	5.00	09/01/15	290,000	295,707
				305,905

Washington 0.69%
Kent, Washington, Refunding, GO Limited	2.00	12/01/15	400,000	404,376
Spokane County, Washington School District No. 81, GO Unlimited	5.05	06/01/22	255,000	257,004
				661,380

Wisconsin 2.14%
Milwaukee, Wisconsin Sewerage System Revenue, Series S5	5.00	06/01/23	500,000	612,840
New Holstein, Wisconsin Electric System Revenue	4.25	05/01/18	270,000	281,048
Wisconsin State Health & Educational Facilities Authority, Luther Hospital Project	5.00	11/15/21	1,000,000	1,146,959
Wisconsin State, Refunding, GO Unlimited, Series 2	4.13	11/01/16	25,000	25,624
				2,066,471

Total Municipal Bonds				86,433,001
(cost $84,970,284)

Overnight Cash Deposit 12.36%

JPMorgan Chase Bank NA	0.03	04/01/15	11,928,220	11,928,220
(cost $11,928,220)

Total Investments 101.89%				98,361,221
(cost $96,898,504)
Other assets and liabilities, net (1.89)%				(1,820,277)

Net Assets 100.0%				$96,540,944

(1) Represents Yield on zero coupon bond.

See notes to portfolios of investments.

All American Equity Fund
Portfolio of Investments (unaudited)	March 31, 2015

Common Stocks 97.75%	Shares	Value

Aerospace/Defense 3.92%
General Dynamics Corp.	1,900	$257,887
Northrop Grumman Corp.	2,000	321,920
Raytheon Co.	2,500	273,125
		852,932
Agricultural Operations 1.05%
Archer-Daniels-Midland Co.	4,800	227,520

Applications Software 0.90%
Microsoft Corp.	4,800	195,144

Automotive - Cars & Light Trucks 1.25%
Ford Motor Co.	16,800	271,152

Beverages - Non-alcoholic 2.25%
Coca-Cola Co.	5,900	239,245
PepsiCo, Inc.	2,600	248,612
		487,857
Cable/Satellite TV 1.15%
Comcast Corp., Class A	4,400	248,468

Chemicals - Diversified 2.64%
Dow Chemical Co.	5,700	273,486
LyondellBasell Industries N.V., Class A	3,400	298,520
		572,006
Computer Services 1.94%
Computer Sciences Corp.	3,500	228,480
International Business Machines Corp.	1,200	192,600
		421,080
Computers 4.81%
Apple, Inc.	7,000	871,010
Hewlett-Packard Co.	5,600	174,496
		1,045,506
Computers - Memory Devices 2.62%
EMC Corp.	7,500	191,700
NetApp, Inc.	5,500	195,030
Western Digital Corp.	2,000	182,020
		568,750
Cosmetics & Toiletries 1.02%
Procter & Gamble Co.	2,700	221,238

Cruise Lines 1.26%
Carnival Corp.	5,700	272,688

Data Processing/Management 1.10%
Fidelity National Information Services, Inc.	3,500	238,210

Diversified Banking Institution 1.20%
JPMorgan Chase & Co.	4,300	260,494

Electric - Integrated 1.04%
Entergy Corp.	2,900	224,721

Electric Products - Miscellaneous 1.15%
Emerson Electric Co.	4,400	249,128

Electronic Components - Semiconductors 2.19%
Broadcom Corp., Class A	5,200	225,134
Corning, Inc.	11,000	249,480
		474,614
Electronics - Military 1.22%
L-3 Communications Holdings, Inc.	2,100	264,159

Enterprise Software/Services 2.10%
CA, Inc.	7,400	241,314
Oracle Corp.	5,000	215,750
		457,064
Fiduciary Banks 1.22%
Bank of New York Mellon Corp.	6,600	265,584

Food - Miscellaneous/Diversified 1.16%
ConAgra Foods, Inc.	6,900	252,057

Internet Security 0.94%
Symantec Corp.	8,700	203,276

Investment Management/Advisory Services 1.25%
Invesco Ltd.	6,800	269,892

Life/Health Insurance 1.11%
Prudential Financial, Inc.	3,000	240,930

Machinery - Construction & Mining 1.07%
Caterpillar, Inc.	2,900	232,087

Medical - Drugs 5.78%
Abbott Laboratories	5,600	259,448
Eli Lilly & Co.	3,700	268,805
Johnson & Johnson	2,400	241,440
Merck & Co, Inc.	4,500	258,660
Pfizer, Inc.	6,500	226,135
		1,254,488
Medical - HMO 2.78%
Anthem, Inc.	2,000	308,820
UnitedHealth Group, Inc.	2,500	295,725
		604,545
Medical Labs & Testing Services 1.35%
Quest Diagnostics, Inc.	3,800	292,030

Multi-line Insurance 2.45%
Allstate Corp.	3,900	277,563
MetLife, Inc.	5,000	252,750
		530,313
Multimedia 1.30%
Walt Disney Co.	2,700	283,203

Networking Products 1.02%
Cisco Systems, Inc.	8,000	220,200

Non-hazardous Waste Disposal 2.58%
Republic Services, Inc., Class A	6,700	271,752
Waste Management, Inc.	5,300	287,419
		559,171
Office Automation & Equipment 0.96%
Xerox Corp.	16,200	208,170

Oil - Field Services 1.11%
Schlumberger Ltd.	2,900	241,976

Oil & Gas Drilling 1.62%
Diamond Offshore Drilling, Inc.	6,500	174,135
Ensco plc, Class A	8,400	176,988
		351,123
Oil Companies - Exploration & Production 3.21%
Apache Corp.	4,000	241,320
Hess Corp.	3,400	230,758
Occidental Petroleum Corp.	3,100	226,300
		698,378
Oil Companies - Integrated 2.14%
Exxon Mobil Corp.	2,700	229,500
Marathon Oil Corp.	9,000	234,990
		464,490
Oil Field Machinery & Equipment 0.88%
National Oilwell Varco, Inc.	3,800	189,962

Oil Refining & Marketing 4.17%
Marathon Petroleum Corp.	3,000	307,170
Tesoro Corp.	3,000	273,870
Valero Energy Corp.	5,100	324,462
		905,502
Paper & Related Products 1.23%
International Paper Co.	4,800	266,352

Retail - Apparel/Shoe 2.56%
Coach, Inc.	6,900	285,867
Gap, Inc.	6,200	268,646
		554,513
Retail - Building Products 2.56%
Home Depot, Inc.	2,400	272,664
Lowe’s Companies, Inc.	3,800	282,682
		555,346
Retail - Computer Equipment 1.34%
GameStop Corp., Class A	7,700	292,292

Retail - Consumer Electronics 1.15%
Best Buy Companies, Inc.	6,600	249,414

Retail - Discount 1.10%
Wal-Mart Stores, Inc.	2,900	238,525

Retail - Drug Store 1.24%
CVS Health Corp.	2,600	268,346

Retail - Office Supplies 1.08%
Staples, Inc.	14,400	234,504

Retail - Regional Department Store 1.52%
Kohl’s Corp.	4,200	328,650

Security Services 1.07%
ADT Corp.	5,600	232,512

Semiconductors & Semiconductor Equipment 3.08%
Intel Corp.	6,200	193,874
NVIDIA Corp.	11,200	234,360
Texas Instruments, Inc.	4,200	240,177
		668,411
Super-Regional Banks - US 1.32%
Huntington Bancshares, Inc.	25,800	285,090

Telephone - Integrated 3.29%
AT&T, Inc.	7,200	235,080
CenturyLink, Inc.	6,300	217,665
Frontier Communications Corp.	37,000	260,850
		713,595
Tobacco 1.15%
Altria Group, Inc.	5,000	250,100

Transportation - Rail 1.15%
Union Pacific Corp.	2,300	249,113

Total Common Stocks		21,206,871
(cost $20,958,880)

Rights 0.04%

Food - Retail 0.04%
Casa Ley, S.A. de C.V., Contingent Value Right	7,200	7,308	*#@
Property Development Centers, LLC, Contingent Value Right	7,200	351	*#@

Total Rights		7,659
(cost $–)

Corporate Note 0.46%	Principal Amount

Gold Mining 0.46%
Zandor Capital, S.A., 20.00%, maturity 09/03/15 (RS)	$100,000	100,000	#@
(cost $100,000)

Overnight Cash Deposit 1.45%

Wells Fargo Bank NA, 0.03%, maturity 04/01/15	313,719	313,719
(cost $313,719)

Total Investments 99.70%		21,628,249
(cost $21,372,599)
Other assets and liabilities, net 0.30%		64,489

Net Assets 100.0%		$21,692,738

See notes to portfolios of investments.

Holmes Macro Trends Fund
Portfolio of Investments (unaudited)	March 31, 2015

Common Stocks 94.47%	Shares	Value

Aerospace/Defense 1.61%
Boeing Co.	5,000	$750,400

Airlines 3.35%
Alaska Air Group, Inc.	10,000	661,800
Delta Air Lines, Inc.	20,000	899,200
		1,561,000
Apparel Manufacturers 0.99%
Michael Kors Holdings Ltd.	7,000	460,250	*

Applications Software 2.43%
ServiceNow, Inc.	6,500	512,070	*
Verint Systems, Inc.	10,000	619,300	*
		1,131,370
Building - Residential/Commercial 1.11%
Lennar Corp., Class A	10,000	518,100

Chemicals - Diversified 1.13%
LyondellBasell Industries N.V., Class A	6,000	526,800

Coal 0.00%
Pacific Coal Resources Ltd.	39,830	1,022	*

Commercial Banks - Southern US 1.82%
Home BancShares, Inc.	25,000	847,250

Commercial Services - Finance 2.19%
MasterCard, Inc., Class A	7,000	604,730
Moody’s Corp.	4,000	415,200
		1,019,930
Computer Services 0.99%
Science Applications International Corp.	9,000	462,150

Computer Software 1.11%
Rackspace Hosting, Inc.	10,000	515,900	*

Computers 5.36%
Apple, Inc.	20,000	2,488,600

Computers - Memory Devices 1.12%
Seagate Technology plc	10,000	520,300

Containers - Paper/Plastic 1.90%
KapStone Paper and Packaging Corp.	27,000	886,680

Cosmetics & Toiletries 0.89%
Estee Lauder Companies, Inc., Class A	5,000	415,800

Dental Supplies & Equipment 0.46%
Align Technology, Inc.	4,000	215,140	*

Diversified Manufacturing Operations 0.53%
Trinity Industries, Inc.	7,000	248,570

E-Commerce/Services 1.42%
Expedia, Inc.	7,000	658,910

Electric - Generation 0.57%
Pacific Power Generation Corp. (RS)	349,057	265,283	*#@

Electronic Components - Miscellaneous 10.04%
Ambarella, Inc.	8,000	605,680	*
Cavium, Inc.	10,000	708,200	*
Corning, Inc.	10,000	226,800
Methode Electronics, Inc.	24,000	1,128,960
Silicon Motion Technology Corp., Sponsored ADR	16,000	430,080
Skyworks Solutions, Inc.	16,000	1,572,641
		4,672,361
Energy - Alternate Sources 0.09%
Pacific Green Energy Corp. (RS)	100,000	42,960	*#@

Finance - Commercial 1.67%
IOU Financial, Inc.	1,959,000	773,361	*

Finance - Consumer Loans 1.17%
World Acceptance Corp.	7,500	546,900	*

Finance - Investment Banker/Broker 0.11%
Canaccord Genuity Group, Inc.	10,000	51,478

Food - Miscellaneous/Diversified 1.01%
Cal-Maine Foods, Inc.	12,000	468,720

Footwear & Related Apparel 0.94%
Deckers Outdoor Corp.	6,000	437,220	*

Gas - Distribution 1.67%
New Jersey Resources Corp.	25,000	776,500

Gold Mining 0.00%
Gran Colombia Gold Corp.	2,232	696	*

Home Furnishings 1.12%
Tempur Sealy International, Inc.	9,000	519,660	*

Hotels & Motels 0.97%
Wyndham Worldwide Corp.	5,000	452,350

Human Resources 0.78%
TrueBlue, Inc.	15,000	365,250	*

Industrial Audio & Video Production 0.65%
GoPro, Inc., Class A	7,000	303,870	*

Internet Content - Entertainment 3.18%
Facebook, Inc., Class A	18,000	1,479,870	*

Internet Infrastructure Software 2.47%
F5 Networks, Inc.	10,000	1,149,400	*

Investment Management/Advisory Services 1.66%
Ameriprise Financial, Inc.	4,000	523,360
Waddell & Reed Financial, Inc., Class A	5,000	247,700
		771,060
Lighting Products & Systems 1.26%
Acuity Brands, Inc.	3,500	588,560

Machinery - General Industrial 3.23%
Middleby Corp.	10,000	1,026,500	*
Wabtec Corp.	5,000	475,050
		1,501,550
Medical - Biomedical/Gene 3.99%
Biogen Idec, Inc.	3,000	1,266,720	*
Gilead Sciences, Inc.	6,000	588,780	*
		1,855,500
Medical - Drugs 2.18%
Lannett Company, Inc.	15,000	1,015,650	*

Medical - Generic Drugs 5.11%
Actavis plc	4,000	1,190,480	*
Mylan N.V.	20,000	1,187,000	*
		2,377,480
Medical - HMO 1.75%
Aetna, Inc.	5,000	532,650
Centene Corp.	4,000	282,760	*
		815,410
Medical - Hospitals 0.00%
African Medical Investments plc	1,000,000	0	*#@

Medical - Wholesale Drug Distribution 2.43%
McKesson Corp.	5,000	1,131,000

Medical Instruments 2.52%
Boston Scientific Corp.	26,000	461,500	*
Edwards Lifesciences Corp.	5,000	712,300	*
		1,173,800
Oil Field Machinery & Equipment 0.87%
Cameron International Corp.	9,000	406,080	*

Oil Refining & Marketing 1.10%
Marathon Petroleum Corp.	5,000	511,950

Paper & Related Products 0.99%
Domtar Corp.	10,000	462,200

Power Converters/Supply Equipment 1.10%
Advanced Energy Industries, Inc.	20,000	513,200	*

Property/Casualty Insurance 2.13%
Universal Insurance Holdings, Inc.	20,000	511,800
W.R. Berkley Corp.	9,500	479,845
		991,645
Quarrying 1.08%
Pacific Stone Tech, Inc. (RS)	4,162	501,329	*#@

Real Estate Operating/Development 0.73%
Pacific Infrastructure Ventures, Inc. (RS)	426,533	341,013	*#@

Reinsurance 1.87%
Everest Re Group, Ltd.	5,000	870,000

Retail - Restaurants 1.83%
Starbucks Corp.	9,000	852,300

Retail - Video Rental 0.50%
Outerwall, Inc.	3,500	231,420

Therapeutics 1.33%
Anika Therapeutics, Inc.	15,000	617,550	*

Wireless Equipment 1.96%
InterDigital, Inc.	18,000	913,320

Total Common Stocks		43,976,068
(cost $39,503,686)

Warrants 0.00%

Gold Mining 0.00%
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	3,700	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	250	10	*

Total Warrants		10
(cost $0)

Purchased Call Options 0.47%	Contracts

Exchange-Traded Fund 0.42%
Consumer Discretionary Select Sector SPDR Fund, Strike Price 78.00, Expiration Jun. 2015	2,000	196,000

Internet Content - Entertainment 0.05%
Facebook, Inc., Strike Price 85.00, Expiration Apr. 2015	365	22,630

Total Purchased Call Options		218,630
(cost $331,231)

Gold-Linked Notes 0.20%	Principal Amount

Gold Mining 0.20%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$15,000	3,600	#^@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	370,000	88,800	#^@

Total Gold-Linked Notes		92,400
(cost $379,500)

Silver-Linked Notes 0.13%

Gold Mining 0.13%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	424,000	59,360	^
(cost $340,261)

Corporate Notes 0.93%

Electric - Generation 0.50%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	231,250	231,250	#@

Gold Mining 0.43%
Zandor Capital, S.A., 20.00%, maturity 09/03/15 (RS)	200,000	200,000	#@

Total Corporate Notes		431,250
(cost $431,250)

Overnight Cash Deposit 3.99%

Wells Fargo Bank NA, 0.03%, maturity 04/01/15	1,857,743	1,857,743
(cost $1,857,743)

Total Investments 100.19%		46,635,461
(cost $42,843,671)
Other assets and liabilities, net (0.19)%		(89,363)

Net Assets 100.0%		$46,546,098

See notes to portfolios of investments.

Global Resources Fund
Portfolio of Investments (unaudited)	March 31, 2015

Common Stocks 87.71%	Shares	Value

Agricultural Chemicals 12.41%
Monsanto Co.	42,000	$4,726,680
Mosaic Co.	50,000	2,303,000
Potash Corporation of Saskatchewan, Inc.	145,000	4,676,250
Syngenta AG, Sponsored ADR	70,000	4,746,700
Yara International, ASA	53,000	2,689,750
		19,142,380
Agricultural Operations 0.36%
Agriterra Ltd.	69,849,776	549,262	*+

Building & Construction Products - Miscellaneous 0.95%
Trex Company, Inc.	27,000	1,472,310	*

Building Products - Cement/Aggregates 1.18%
Martin Marietta Materials, Inc.	13,000	1,817,400

Chemicals-Diversified 0.95%
K+S AG	45,000	1,466,187

Coal 0.31%
Pacific Coal Resources Ltd.	4,362,314	111,938	*+
Sable Mining Africa Ltd.	28,061,000	357,064	*
Walter Energy, Inc., 144A	4,293	2,662	*
		471,664
Containers - Metal/Glass 0.77%
Crown Holdings, Inc.	22,000	1,188,440	*

Containers - Paper/Plastic 5.84%
Amcor Ltd., Sponsored ADR	25,132	1,066,853
Berry Plastics Group, Inc.	60,000	2,171,400	*
Graphic Packaging Holding Co.	130,000	1,890,200
Rock-Tenn Co., Class A	32,000	2,064,000
Sealed Air Corp.	40,000	1,822,400
		9,014,853
Diamonds/Precious Stones 1.13%
Diamond Fields International Ltd.	1,800,000	28,424	*
Dominion Diamond Corp.	100,000	1,708,999	*
Rockwell Diamonds, Inc., 144A	63,333	11,501	*
		1,748,924
Diversified Minerals 3.57%
African Potash Ltd.	10,390,173	58,029	*
BHP Billiton Ltd., Sponsored ADR	98,000	4,554,060
Canada Zinc Metals Corp.	1,000,000	157,909	*
Dundee Sustainable Technologies, Inc.	3,587,500	240,762	*
Encanto Potash Corp., 144A	3,000,000	213,178	*
Niocan, Inc., 144A	362,069	22,155	*
Woulfe Mining Corp.	5,585,100	264,582	*
		5,510,675
Electric - Generation 2.40%
Pacific Power Generation Corp. (RS)	4,868,396	3,699,981	*#@

Energy - Alternate Sources 2.07%
Pacific Ethanol, Inc.	200,000	2,158,000	*
Pacific Green Energy Corp. (RS)	2,400,000	1,031,040	*+#@
		3,189,040
Food - Meat Products 1.03%
Hormel Foods Corp.	28,000	1,591,800

Forestry 1.12%
Bravern Ventures Ltd.	254,431	32,142	*
Fibria Celulose S.A., Sponsored ADR	120,000	1,695,600	*
		1,727,742
Gold Mining 3.62%
Chesapeake Gold Corp., 144A	52,400	88,537	*
Corona Minerals Ltd.	100,000	381	*#@
Gran Colombia Gold Corp.	685,090	213,660	*
Kinross Gold Corp.	1	2	*
Klondex Mines Ltd.	1,700,000	3,516,639	*
NGEx Resources, Inc.	600,000	473,727	*
Rusoro Mining Ltd.	3,000,000	94,746	*
Sunridge Gold Corp.	4,600,000	508,467	*+
Sunridge Gold Corp., 144A	6,333,788	700,114	*+
		5,596,273
Independent Power Producer 0.96%
Calpine Corp.	65,000	1,486,550	*

Medical - Hospitals 0.00%
African Medical Investments plc	2,507,500	0	*#@

Metal - Aluminum 0.15%
United Company RUSAL plc	365,000	227,494	*

Metal - Copper 0.02%
Catalyst Copper Corp., 144A	166,666	25,002	*
Verona Development Corp.	708,800	0	*#@
		25,002
Metal - Diversified 2.98%
Glencore plc, ADR	540,000	4,573,800
GoviEx Uranium, Inc., Class A	755,000	26,825	*
GoviEx Uranium, Inc., 144A, Class A	58,000	2,061	*
Orsu Metals Corp., 144A	147,605	2,039	*
		4,604,725
Metal - Iron 0.07%
Oceanic Iron Ore Corp.	200,000	31,582	*
WAI Capital Investment Corp., 144A	2,925,000	69,283	*
		100,865
Mining Services 0.52%
Bounty Mining Ltd.	22,000,000	335,126	*#@
Natasa Mining Ltd.	1,036,350	472,724	*
		807,850
Natural Resource Technology 0.04%
I-Pulse, Inc., 144A (RS)	15,971	54,940	*#@

Non - Ferrous Metals 0.00%
Sterling Group Ventures, Inc., 144A	500,000	6,000	*

Oil – Field Services 2.59%
Atlas Development & Support Services Ltd.	67,410,983	3,994,780	*+

Oil Companies - Exploration & Production 8.75%
Africa Energy Corp., 144A	2,110,889	199,997
BNK Petroleum, Inc.	2,700,000	1,193,794	*
Carrizo Oil & Gas, Inc.	32,000	1,588,800	*
Cimarex Energy Co.	13,000	1,496,170
Diamondback Energy, Inc.	20,000	1,536,800	*
Ivanhoe Energy, Inc.	18,719	0	*#@
PDC Energy, Inc.	29,000	1,567,160	*
Petroamerica Oil Corp.	11,158,000	1,189,317	*
Petromanas Energy, Inc.	406,900	16,063	*
Raging River Exploration, Inc.	225,000	1,582,844	*
Range Energy Resources, Inc., 144A	15,000,000	473,728	*
Royalite Petroleum Co., Inc.	2,266,333	1,586	*
US Oil Sands, Inc.	7,777,777	491,273	*
US Oil Sands, Inc., 144A	9,900,000	625,321	*
Whitecap Resources, Inc.	135,000	1,530,615
		13,493,468
Oil Companies - Integrated 15.17%
BP, Sponsored ADR	118,000	4,614,979
Chevron Corp.	45,000	4,724,100
Exxon Mobil Corp.	57,000	4,845,001
Royal Dutch Shell plc, Sponsored ADR, Class A	77,000	4,593,050
TOTAL S.A., Sponsored ADR	93,000	4,618,380
		23,395,510
Oil Refining & Marketing 0.99%
PBF Energy, Inc., Class A	45,000	1,526,400

Paper & Related Products 4.03%
Domtar Corp.	30,000	1,386,600
Mondi plc	70,000	1,345,185
UPM-Kymmene OYJ, Sponsored ADR	180,000	3,478,500
		6,210,285
Pipelines 2.95%
Energy Transfer Equity, L.P.	24,000	1,520,640
Plains GP Holdings L.P., Class A	55,000	1,560,350
SemGroup Corp., Class A	18,000	1,464,120
		4,545,110
Quarrying 1.77%
Pacific Stone Tech, Inc. (RS)	22,659	2,729,363	*+#@

Real Estate Operating/Development 3.86%
Pacific Infrastructure Ventures, Inc. (RS)	7,443,544	5,951,113	*#@

Retail - Gardening Products 1.21%
Tractor Supply Co.	22,000	1,871,320

Retail - Petroleum Products 1.01%
World Fuel Services	27,000	1,551,960

Steel - Producers 0.91%
Severstal PAO, GDR	125,000	1,405,155

Textile - Home Furnishings 0.96%
Mohawk Industries, Inc.	8,000	1,486,000	*

Transportation - Marine 1.06%
Tsakos Energy Navigation Ltd.	200,000	1,636,000	*

Total Common Stocks		135,296,821
(cost $230,008,870)

Master Limited Partnerships 3.56%

Oil - Field Services 1.83%
Rice Midstream Partners LP	200,000	2,822,000

Oil Companies - Integrated 0.78%
Valero Energy Partners LP	25,000	1,210,000

Pipelines 0.95%
Genesis Energy LP	31,000	1,457,000

Total Master Limited Partnerships		5,489,000
(cost $5,642,820)

Warrants 0.42%

Diversified Minerals 0.00%
Encanto Potash Corp., 144A, Warrants (October 2015)	1,500,000	0	*#

Gold Mining 0.41%
Dundee Precious Metals, Inc., Warrants (November 2015)	742,895	211,159	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	86,150	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	59,500	2,349	*
New Gold, Inc., 144A, Warrants (June 2017)	822,570	324,729	*
Sunridge Gold Corp., 144A, Warrants (October 2017)	6,333,788	87,514	*+
		625,751
Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	83,333	0	*#@

Metal - Iron 0.01%
WAI Capital Investment Corp., 144A, Warrants (March 2016)	2,925,000	11,547	*

Total Warrants		637,298
(cost $944,160)

Purchased Call Options 4.29%	Contracts

Agricultural Chemicals 0.33%
Agrium, Inc., Strike Price 115.00, Expiration Jan. 2016	900	337,500
Monsanto Co., Strike Price 125.00, Expiration Jan. 2016	500	168,750
		506,250
Airlines 0.42%
Alaska Air Group, Inc., Strike Price 80.00, Expiration Jan. 2017	500	317,500
JetBlue Airways Corp., Strike Price 22.00, Expiration Jan. 2017	300	93,000
JetBlue Airways Corp., Strike Price 22.00, Expiration Jan. 2016	1,500	243,750
		654,250
Building – Residential/Commercial 0.58%
D.R. Horton, Inc., Strike Price 27.00, Expiration Jan. 2016	1,000	342,500
Lennar Corp., Strike Price 52.50, Expiration Jan. 2016	600	298,500
Toll Brothers, Inc., Strike Price 40.00, Expiration Jan. 2016	800	260,000
		901,000
Construction Materials 0.15%
Vulcan Materials Co., Strike Price 90.00, Expiration Jan. 2016	420	224,700

Oil & Gas Equipment & Services 0.23%
Baker Hughes Inc., Strike Price 65.00, Expiration Jan. 2016	700	360,500

Oil Companies - Exploration & Production 0.57%
Concho Resources Inc., Strike Price 125.00, Expiration Jan. 2016	300	363,000
Newfield Exploration Co., Strike Price 35.00, Expiration Jan. 2016	1,000	520,000
		883,000
	Contracts
Oil Refining & Marketing 1.56%
Cheniere Energy, Inc., Strike Price 80.00, Expiration Jan. 2016	400	362,000
Marathon Petroleum Corp., Strike Price 110.00, Expiration Jan. 2016	300	198,000
Phillips 66, Strike Price 82.50, Expiration Jan. 2017	400	346,000
Tesoro Corp., Strike Price 92.50, Expiration Jan. 2016	500	580,000
Valero Energy Corp., Strike Price 65.00, Expiration Jan. 2016	1,100	660,000
Western Refining, Inc., Strike Price 50.00, Expiration Jan. 2016	500	260,000
		2,406,000
Paper & Related Products 0.32%
International Paper Co., Strike Price 55.00, Expiration Jan. 2016	1,100	492,250

Semiconductors 0.13%
First Solar, Inc., Strike Price 62.50, Expiration Jun. 2015	530	194,775

Total Purchased Call Options		6,622,725
(cost $6,318,210)

Convertible Bond 0.10%	Principal Amount

Diversified Minerals 0.10%
Great Western Minerals Group Ltd., 144A, 8.00%, maturity 04/06/17	$1,000,000	150,000	*^
(cost $1,000,000)

Gold-Linked Notes 1.39%

Gold Mining 1.39%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	332,000	79,680	#^@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	8,615,000	2,067,600	#^@

Total Gold-Linked Notes		2,147,280
(cost $8,822,210)

Silver-Linked Notes 0.61%

Gold Mining 0.61%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	2,000,000	280,000	^
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	4,705,000	658,700	^

Total Silver-Linked Notes		938,700
(cost $5,786,165)

Corporate Notes 2.25%

Electric - Generation 1.80%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	2,775,000	2,775,000	#@

Gold Mining 0.45%
Zandor Capital, S.A., 20.00%, maturity 09/03/15 (RS)	700,000	700,000	#@

Total Corporate Notes		3,475,000
(cost $3,475,000)

Total Investments 100.33%		154,756,824
(cost $261,997,435)
Other assets and liabilities, net (0.33)%		(508,941)

Net Assets 100.0%		$154,247,883

See notes to portfolios of investments.

World Precious Minerals Fund
Portfolio of Investments (unaudited)	March 31, 2015

Common Stocks 86.84%	Shares	Value

Agricultural Operations 0.32%
Agriterra Ltd.	38,536,200	$303,028	*

Capital Pools 0.03%
Pinecrest Resources Ltd. (RS)	100,000	26,584	*#@

Coal 0.26%
Pacific Coal Resources Ltd.	1,182,764	30,350	*
Sable Mining Africa Ltd.	17,014,032	216,496	*
		246,846
Diamonds/Precious Stones 1.77%
Lucapa Diamond Co., Ltd.	1,000,000	144,563	*
Lucara Diamond Corp.	1,000,000	1,405,393
Northern Superior Resources, Inc.	1,510,900	29,823	*
Olivut Resources Ltd.	645,000	76,389	*
Rockwell Diamonds, Inc., 144A	171,667	31,174	*
		1,687,342
Diversified Minerals 1.42%
Adamera Minerals Corp.	119,543	3,303	*
African Potash Ltd.	1,764,674	9,856	*
Amarc Resources Ltd.	695,545	82,375	*
Burey Gold Ltd.	7,000,000	143,952	*
Calibre Mining Corp.	4,650,000	458,924	*
Duketon Mining Ltd.	2,250,000	269,485	*
Elissa Resources Ltd., 144A	36,250	859	*
Indochine Mining Ltd.	4,000,000	18,280	*#@
Riverside Resources, Inc.	956,000	188,702	*
Rubicon Minerals Corp.	200,000	181,596	*
		1,357,332
Gold Mining 59.15%
ABM Resources NL	1,125,000	192,461	*
Agnico Eagle Mines Ltd.	30,000	838,200
Alacer Gold Corp.	300,000	649,007	*
Almaden Minerals Ltd.	400,000	347,400	*
Canyon Resources Ltd.	10,006,593	354,400	*+
CB Gold, Inc.	8,500,000	536,892	*+
Chesapeake Gold Corp., 144A	192,199	324,746	*
Claude Resources	807,500	388,911	*
Comstock Mining, Inc.	2,165,000	1,299,000	*
CopperBank Resources Corp.	195,000	6,928	*
CopperBank Resources Corp., 144A	174,000	6,182	*
Corona Minerals Ltd.	1,625,000	6,188	*#@
Doray Minerals Ltd.	1,500,000	534,374	*
Dundee Precious Metals, Inc.	350,000	751,648	*
Eastmain Resources, Inc.	1,500,000	627,689	*
Gold Fields Ltd., ADR	65,000	260,650
Gold Standard Ventures Corp.	2,000,000	842,000	*
Gran Colombia Gold Corp.	1,225,049	382,057	*+
Guyana Goldfields, Inc.	150,000	349,374	*
Harmony Gold Mining Co. Ltd., Sponsored ADR	450,000	783,000	*
IDM Mining Ltd.	95,000	9,001	*
Integra Gold Corp.	2,000,000	505,310	*
Kaminak Gold Corp., Class A	750,000	532,944	*
Kilo Goldmines Ltd.	251,000	16,845	*
Kirkland Lake Gold, Inc.	350,000	1,503,296	*
Klondex Mines Ltd.	6,043,208	12,501,049	*
Lake Shore Gold Corp.	1,000,000	813,233	*
Lexam VG Gold, Inc., 144A	2,406,501	133,003	*
Malbex Resources, Inc., 144A	1,333,333	21,055	*
Mammoth Resources Corp.	3,640,900	21,560	*+
Mirasol Resources Ltd.	2,000,000	1,452,765	*
NGEx Resources, Inc.	2,375,000	1,875,173	*
Northern Star Resources Ltd.	325,000	561,839
OceanaGold Corp.	5,348	10,176
Osisko Gold Royalties Ltd.	690,000	9,119,734
Panoro Minerals Ltd.	2,000,000	347,400	*
Petaquilla Minerals Ltd., 144A	2,660,000	52,505	*
Pilot Gold, Inc.	1,000,000	631,637	*
Pretium Resources, Inc.	600,000	3,023,192	*
Pure Gold Mining, Inc.	2,500,000	503,336	*
Radius Gold, Inc.	3,950,000	288,481	*
Radius Gold, Inc., 144A	125,000	9,129	*
Randgold Resources Ltd., Sponsored ADR	20,000	1,385,400
Redstar Gold Corp.	5,796,714	160,187	*
Richmont Mines, Inc.	550,000	1,760,000	*
Rio Alto Mining Ltd.	250,000	615,846	*
Romarco Minerals, Inc.	3,000,000	1,018,515	*
Royal Gold, Inc.	15,000	946,650
Rusoro Mining Ltd.	6,000,000	189,491	*
Rye Patch Gold Corp.	4,750,000	581,304	*
Rye Patch Gold Corp., 144A	1,800,000	220,283	*
Seafield Resources Ltd., 144A	1,300,000	5,132	*#@
Silver Lake Resources Ltd.	1,000,000	150,726	*
Skeena Resources Ltd.	10,000,000	552,682	*+
Solvista Gold Corp.	50,000	1,382	*
Solvista Gold Corp., 144A	2,620,000	72,401	*
St Barbara Ltd.	1,114,428	184,808	*
Sunridge Gold Corp.	2,250,000	248,707	*
Sunridge Gold Corp., 144A	1,900,000	210,019	*
Taurus Gold Ltd., 144A (RS)	2,448,381	1,249,409	*#@
Teranga Gold Corp.	2,425,000	1,225,376	*
Tolima Gold, Inc., 144A	4,100,000	16,186	*
TriStar Gold, Inc.	8,034,500	951,542	*+
Wesdome Gold Mines Ltd.	800,000	726,383	*
Yamana Gold, Inc.	60,000	215,400
		56,101,599
Investment Companies 0.00%
Invictus Financial, Inc.	49,800	1,069	*

Medical - Hospitals 0.00%
African Medical Investments plc	4,637,500	0	*#@

Metal - Copper 0.02%
Catalyst Copper Corp.	52,133	7,821	*
Catalyst Copper Corp., 144A	66,666	10,001	*
Verona Development Corp.	48,500	0	*#@
		17,822
Metal - Diversified 11.75%
Atico Mining Corp.	800,000	328,451	*
Balmoral Resources Ltd.	1,500,000	1,279,065	*
Calico Resources Corp.	2,653,000	267,070	*
Cardinal Resources Ltd.	3,976,907	213,827	*
Dalradian Resources, Inc.	1,800,000	1,236,430	*
Falco Resources Ltd.	1,953,700	740,418	*
First Point Minerals Corp.	2,000,000	102,641	*
Foran Mining Corp.	1,000,000	197,387	*
Ivanhoe Mines Ltd., Class A	100,000	72,638	*
Mandalay Resources Corp.	3,012,300	2,164,299
Mineral Mountain Resources Ltd.	14,438,000	512,976	*+
Nevada Sunrise Gold Corp.	325,000	94,943	*
Novo Resources Corp.	1,100,000	694,801	*
Orex Minerals, Inc.	9,373,500	1,924,211	*+
Orsu Metals Corp.	69,220	956	*
Orsu Metals Corp., 144A	1,800,000	24,871	*
Reservoir Minerals, Inc.	165,100	531,845	*
Silver Bull Resources, Inc.	2,350,000	258,500	*
Temex Resources Corp.	2,500,000	78,955	*
Trevali Mining Corp.	500,000	414,512	*
		11,138,796
Mining Services 0.92%
Argent Minerals Ltd.	7,100,000	145,019	*
Energold Drilling Corp.	200,000	146,856	*
Natasa Mining Ltd.	1,300,849	593,373	*
		885,248
Oil Companies - Exploration & Production 0.00%
Big Sky Energy Corp.	2,000,000	0	*#@

Platinum 0.87%
Pacific North West Capital Corp.	430,555	6,799	*
Platinum Group Metals Ltd.	1,500,000	817,181	*
		823,980
Precious Metals 7.49%
Candente Gold Corp.	332,700	7,880	*+
Candente Gold Corp., 144A	4,875,000	115,471	*+
Lundin Gold, Inc.	760,000	2,274,209	*
Lundin Gold, Inc., 144A	70,000	209,467	*
Pan African Resources plc	4,000,000	675,457
Roxgold, Inc.	3,500,000	1,547,511	*
Santana Minerals Ltd.	2,400,000	54,722	*
Solitario Exploration & Royalty Corp.	1,037,000	777,750	*
Tahoe Resources, Inc.	130,000	1,424,800
		7,087,267
Silver Mining 2.84%
Fortuna Silver Mines, Inc.	300,000	1,152,000	*
MAG Silver Corp.	150,000	928,507	*
Santacruz Silver Mining Ltd.	1,100,000	225,810	*
Silver Wheaton Corp.	8,823	167,813
Source Exploration Corp.	5,000,000	217,125	*+
		2,691,255
Total Common Stocks		82,368,168
(cost $197,149,543)

Exchange-Traded Funds 2.13%

Direxion Daily Gold Miners Bull 3x Shares	130,000	1,224,599
Direxion Daily Junior Gold Miners Index Bull 3x Shares	47,000	797,120
Market Vectors Gold Miners ETF	20	365
Market Vectors Junior Gold Miners ETF	8	182

Total Exchange-Traded Funds		2,022,266
(cost $4,601,116)

Warrants 1.76%

Diamonds/Precious Stones 0.01%
Lucapa Diamond Co., Ltd., Warrants (August 2015)	500,000	11,425	*

Gold Mining 1.59%
Alamos Gold, Inc., Warrants (August 2018)	110,000	19,107	*
Canyon Resources Ltd., Warrants (January 2017)	6,168,864	58,731	*+
Dundee Precious Metals, Inc., Warrants (November 2015)	1,495,039	424,945	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	58,450	0	*+#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	96,250	3,800	*+
New Gold, Inc., Warrants (June 2017)	500,000	197,387	*
New Gold, Inc., 144A, Warrants (June 2017)	352,530	139,169	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	377,500	640,817	*
Skeena Resources Ltd., Warrants (October 2016)	10,000,000	0	*+#@
Sunridge Gold Corp., 144A, Warrants (October 2017)	1,900,000	26,252	*
Tolima Gold, Inc., 144A, Warrants (March 2016)	1,625,000	0	*#@
Tolima Gold, Inc., 144A, Warrants (December 2016)	425,000	0	*#@
Veris Gold Corp., Warrants (August 2016)	250,000	0	*#@
Veris Gold Corp., Warrants (December 2016)	282,200	0	*#@
		1,510,208
Metal - Copper 0.00%
Catalyst Copper Corp., 144A, Warrants (February 2017)	33,333	0	*#@

Metal - Diversified 0.16%
Calico Resources Corp., Warrants (October 2015)	1,250,000	0	*#@
Dalradian Resources, Inc., Warrants (July 2017)	1,039,500	131,317	*
HudBay Minerals, Inc., Warrants (July 2018)	17,000	15,838	*
Mineral Mountain Resources Ltd., Warrants (October 2016)	3,500,000	0	*+#@
Orex Minerals, Inc., 144A, Warrants (October 2015)	1,250,000	0	*+#@
Orex Minerals, Inc., 144A, Warrants (March 2016)	600,000	0	*+#@
		147,155
Precious Metals 0.00%
Primero Mining Corp., Warrants (July 2015)	60,000	1,658	*
Santana Minerals Ltd., Warrants (March 2016)	400,000	0	*#@
		1,658
Silver Mining 0.00%
Source Exploration Corp., Warrants (February 2017) (RS)	2,500,000	0	*+#@

Total Warrants		1,670,446
(cost $4,144,332)

Special Warrants 0.00%

Gold/Mineral Exploration & Development 0.00%
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049) (RS)	600,000	0	*#@
(cost $300,000)

Right 0.03%

Metal - Diversified 0.03%
Cardinal Resources Ltd. (December 2049)	1,500,000	25,706	*
(cost $13,109)

Purchased Call Options 0.77%	Contracts

Gold/Mineral Royalty Companies 0.01%
Franco-Nevada Corp., Strike Price 45.00, Expiration Apr. 2015	171	8,550

Gold Mining 0.65%
Alamos Gold, Inc., Strike Price 5.00, Expiration Jun. 2015	1,150	132,249
AngloGold Ashanti Ltd., Strike Price 10.00, Expiration Jan. 2016	525	73,500
Barrick Gold Corp., Strike Price 13.00, Expiration Jan. 2016	650	54,925
Eldorado Gold Corp., Strike Price 7.00, Expiration Jan. 2016	1,800	54,000
Gold Fields Ltd., Strike Price 5.00, Expiration Jan. 2016	1,000	41,000
IAMGOLD Corp., Strike Price 4.00, Expiration Jan. 2016	270	2,700
Newmont Mining Corp., Strike Price 25.00, Expiration Jan. 2016	375	56,063
NovaGold Resources, Inc., Strike Price 4.50, Expiration Jan. 2016	1,500	37,500
Randgold Resources Ltd., Strike Price 65.00, Expiration Jan. 2016	110	117,700
Seabridge Gold, Inc., Strike Price 7.00, Expiration Jan. 2016	425	28,688
Yamana Gold, Inc., Strike Price 8.00, Expiration Jan. 2016	314	1,884
Yamana Gold, Inc., Strike Price 4.50, Expiration Apr. 2015	1,900	1,900
		602,109
Silver Mining 0.11%
First Majestic Silver Corp., Strike Price 10.00, Expiration Jan. 2016	328	10,660
Pan American Silver Corp., Strike Price 10.00, Expiration Jan. 2016	263	22,355
Silver Standard Resources, Inc., Strike Price 5.00, Expiration Jan. 2016	598	50,830
Silver Wheaton Corp., Strike Price 20.00, Expiration Jan. 2016	154	31,801
		115,646

Total Purchased Call Options		726,305
(cost $1,892,287)

Gold-Linked Notes 1.53%	Principal Amount

Gold Mining 1.53%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$215,000	51,600	+^@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	5,845,000	1,402,800	+^@

Total Gold-Linked Notes		1,454,400
(cost $5,977,400)

Silver-Linked Notes 1.30%

Gold Mining 1.30%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	655,000	91,700	+^
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	8,150,000	1,141,000	+^

Total Silver-Linked Notes		1,232,700
(cost $8,616,220)

Corporate Notes 1.41%

Electric - Generation 0.78%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	740,000	740,000	#@

Gold Mining 0.63%
Zandor Capital, S.A., 20.00%, maturity 09/03/15 (RS)	600,000	600,000	+#@

Total Corporate Notes		1,340,000
(cost $1,340,000)

Overnight Cash Deposit 4.46%

Wells Fargo Bank NA, 0.03%, maturity 04/01/15	4,232,140	4,232,140
(cost $4,232,140)

Total Investments 100.23%		95,072,131
(cost $228,266,147)
Other assets and liabilities, net (0.23)%		(220,606)

Net Assets 100.0%		$94,851,525

See notes to portfolios of investments.

Gold and Precious Metals Fund
Portfolio of Investments (unaudited)	March 31, 2015

Common Stocks 79.65%	Shares	Value

Diamonds/Precious Stones 2.19%
Lucara Diamond Corp.	450,000	$632,427
Petra Diamonds Ltd.	275,000	741,174	*
		1,373,601
Diversified Minerals 0.64%
Lundin Mining Corp.	100,000	403,458	*

Gold Mining 66.36%
Acacia Mining plc	550,000	2,132,009
Agnico Eagle Mines Ltd.	60,000	1,676,400
Alacer Gold Corp.	800,000	1,730,686	*
AuRico Gold, Inc.	200,000	554,000
Centamin plc	875,000	744,315
Cia de Minas Buenaventura S.A., Sponsored ADR	75,000	759,750
Claude Resources, Inc.	1,242,500	598,417	*
Comstock Mining, Inc.	2,172,077	1,303,246	*
Doray Minerals Ltd.	1,000,000	356,249	*
DRDGOLD Ltd., Sponsored ADR	150,000	259,500
Dundee Precious Metals, Inc.	250,000	536,892	*
Gold Fields Ltd., Sponsored ADR	200,000	802,000
Gran Colombia Gold Corp.	488,358	152,305	*
Harmony Gold Mining Co. Ltd., Sponsored ADR	300,000	522,000	*
Kirkland Lake Gold, Inc.	850,000	3,650,863	*
Klondex Mines Ltd.	3,757,792	7,773,411	*
Lake Shore Gold Corp.	1,750,000	1,423,157	*
Marlin Gold Mining Ltd.	411,050	253,144	*
Newmont Mining Corp.	30,000	651,300
Northern Star Resources Ltd.	2,000,000	3,457,476
Osisko Gold Royalties Ltd.	315,000	4,163,357
Randgold Resources Ltd., Sponsored ADR	20,000	1,385,400
Richmont Mines, Inc.	400,000	1,280,000	*
Rio Alto Mining Ltd.	400,000	985,354	*
Royal Gold, Inc.	25,000	1,577,750
Silver Lake Resources Ltd.	3,225,000	486,091	*
St Barbara Ltd.	1,019,600	169,083	*
Teranga Gold Corp.	3,184,600	1,609,209	*
Yamana Gold, Inc.	150,000	538,500
		41,531,864
Medical - Hospitals 0.00%
African Medical Investments plc	2,000,000	0	*#@

Metal - Diversified 3.78%
Atico Mining Corp.	1,000,000	410,564	*
Mandalay Resources Corp.	2,718,000	1,952,848
		2,363,412
Precious Metals 1.86%
Pan African Resources plc	3,000,000	506,593
Tahoe Resources, Inc.	60,000	657,600
		1,164,193
Retail - Jewelry 0.67%
Signet Jewelers Ltd.	3,000	416,370

Silver Mining 4.15%
First Majestic Silver Corp.	127,500	689,775	*
Fortuna Silver Mines, Inc.	400,000	1,536,000	*
Silver Wheaton Corp.	19,608	372,944
		2,598,719

Total Common Stocks		49,851,617
(cost $73,585,416)

Exchange-Traded Funds 5.57%

Direxion Daily Gold Miners Bull 3x Shares	102,500	965,550
Direxion Daily Junior Gold Miners Index Bull 3x Shares	31,000	525,760
ETFS Palladium Trust	9,193	655,553
ETFS Platinum Trust	10,000	1,107,100
Market Vectors Gold Miners ETF	20	365
Market Vectors Junior Gold Miners ETF	8	182
SPDR Gold Trust	2,049	232,889

Total Exchange-Traded Funds		3,487,399
(cost $5,903,792)

Warrants 1.36%

Gold Mining 1.36%
Dundee Precious Metals, Inc., Warrants (November 2015)	1,630,047	463,319	*
Gran Colombia Gold Corp., 144A, Warrants (October 2017)	29,400	0	*#@
Gran Colombia Gold Corp., 144A, Warrants (March 2019)	37,500	1,480	*
New Gold, Inc., Warrants (June 2017)	201,000	79,350	*
Osisko Gold Royalties Ltd., Warrants (February 2022)	177,500	301,311	*
Veris Gold Corp., Warrants (August 2016)	250,000	0	*#@
Veris Gold Corp., Warrants (December 2016)	195,300	0	*#@
		845,460
Precious Metals 0.00%
Primero Mining Corp., Warrants (July 2015)	100,000	2,763	*

Total Warrants		848,223
(cost $3,911,752)

Purchased Call Options 0.81%	Contracts

Gold/Mineral Royalty Companies 0.10%
Franco-Nevada Corp., Strike Price 45.00, Expiration Apr. 2015	1,243	62,150

Gold Mining 0.56%
Alamos Gold, Inc., Strike Price 5.00, Expiration Jun. 2015	750	86,249
AngloGold Ashanti Ltd., Strike Price 10.00, Expiration Jan. 2016	325	45,500
Barrick Gold Corp., Strike Price 13.00, Expiration Jan. 2016	425	35,913
Eldorado Gold Corp., Strike Price 7.00, Expiration Jan. 2016	1,200	36,000
Gold Fields Ltd., Strike Price 5.00, Expiration Jan. 2016	500	20,500
IAMGOLD Corp., Strike Price 4.00, Expiration Jan. 2016	180	1,800
Newmont Mining Corp., Strike Price 25.00, Expiration Jan. 2016	250	37,375
Randgold Resources Ltd., Strike Price 65.00, Expiration Jan. 2016	80	85,600
Yamana Gold, Inc., Strike Price 4.50, Expiration Apr. 2015	1,200	1,200
Yamana Gold, Inc., Strike Price 8.00, Expiration Jan. 2016	314	1,884
		352,021
Silver Mining 0.15%
First Majestic Silver Corp., Strike Price 10.00, Expiration Jan. 2016	249	8,093
Pan American Silver Corp., Strike Price 10.00, Expiration Jan. 2016	365	31,025
Silver Standard Resources, Inc., Strike Price 5.00, Expiration Jan. 2016	352	29,920
Silver Wheaton Corp., Strike Price 20.00, Expiration Jan. 2016	116	23,954
		92,992

Total Purchased Call Options		507,163
(cost $1,240,102)

Gold-Linked Notes 1.18%	Principal Amount

Gold Mining 1.18%
Gran Colombia Gold Corp., 10.00%, maturity 10/31/17	$125,000	30,000	^@
Gran Colombia Gold Corp., 144A, 10.00%, maturity 10/31/17	2,940,000	705,600	^@

Total Gold-Linked Notes		735,600
(cost $3,019,060)

Silver-Linked Notes 1.03%

Gold Mining 1.03%
Gran Colombia Gold Corp., 5.00%, maturity 08/11/18	373,000	52,220	^
Gran Colombia Gold Corp., 144A, 5.00%, maturity 08/11/18	4,250,000	595,000	^

Total Silver-Linked Notes		647,220
(cost $4,520,041)

Corporate Notes 1.86%

Coal 0.78%
Pacific Coal Resources Ltd., 12.00%, maturity 06/15/15 (RS)	485,766	485,766	#@

Electric - Generation 0.44%
Pacific Power Generation Corp., 15.00%, maturity 04/03/17 (RS)	277,500	277,500	#@

Gold Mining 0.64%
Zandor Capital, S.A., 20.00%, maturity 09/03/15 (RS)	400,000	400,000	#@

Total Corporate Notes		1,163,266
(cost $1,163,266)

Overnight Cash Deposit 8.68%

Wells Fargo Bank NA, 0.03%, maturity 04/01/15	5,431,600	5,431,600
(cost $5,431,600)

Total Investments 100.14%		62,672,088
(cost $98,775,029)
Other assets and liabilities, net (0.14)%		(87,796)

Net Assets 100.0%		$62,584,292

See notes to portfolios of investments.

Emerging Europe Fund
Portfolio of Investments (unaudited)	March 31, 2015

Common Stocks 92.33%	Shares	Value

Airlines 0.75%
Pegasus Hava Tasimaciligi A.S.	50,000	$465,575	*

Airport Development/Maintenance 2.03%
TAV Havalimanlari Holding A.S.	150,000	1,253,232

Automotive - Cars & Light Trucks 7.50%
Bayerische Motoren Werke AG	5,500	684,941
Ford Otomotiv Sanayi A.S.	100,000	1,288,045
Tofas Turk Otomobil Fabrikasi A.S.	440,200	2,662,629
		4,635,615
Automotive Truck Parts & Equipment 1.65%
Brembo S.p.A.	25,000	1,021,586

Building & Construction - Miscellaneous 1.04%
Budimex S.A.	15,000	644,090

Cellular Telecommunication 5.04%
Mobile TeleSystems OJSC, Sponsored ADR	110,000	1,111,000
Turkcell Iletisim Hizmetleri A.S.	213,094	1,092,977
Turkcell Iletisim Hizmetleri A.S., Sponsored ADR	70,000	912,100
		3,116,077
Coal 0.90%
Lubelski Wegiel Bogdanka S.A.	25,000	552,914

Commercial Banks - Non US 21.80%
Erste Group Bank AG	120,285	2,957,104
ING Bank Slaski S.A.	30,000	1,081,839
Komercni Banka A.S.	14,000	3,019,780
OTP Bank plc	40,000	755,143
Powszechna Kasa Oszczednosci Bank Polski S.A.	105,000	939,795
Sberbank of Russia, Sponsored ADR	210,000	917,700
Turkiye Garanti Bankasi A.S.	750,000	2,445,815
Turkiye Is Bankasi, Class C	608,600	1,369,692
		13,486,868
Computer Services 2.13%
Asseco Poland S.A.	45,000	700,141
Luxoft Holding, Inc., Class A	12,000	620,880	*
		1,321,021
Distribution/Wholesale 0.47%
Fourlis Holdings S.A.	100,000	288,562	*

Diversified Banking Institutions 1.10%
UniCredit S.p.A.	100,000	678,126

Diversified Operations 2.25%
Haci Omer Sabanci Holding A.S.	395,000	1,393,049

Electric - Distribution 1.87%
Enea S.A.	100,000	435,596
Energa S.A.	110,000	721,667
		1,157,263
Electric - Integrated 1.61%
PGE S.A.	182,000	999,921

Entertainment Software 0.84%
CD Projekt S.A.	100,000	518,547	*

Finance - Investment Banker/Broker 4.22%
Turkiye Sinai Kalkinma Bankasi A.S.	3,420,425	2,612,677

Finance - Other Services 1.24%
Warsaw Stock Exchange	60,000	769,470

Food - Confectionery 1.57%
Ulker Biskuvi Sanayi A.S.	130,000	973,574

Food - Miscellaneous/Diversified 1.06%
Nestle S.A.	8,700	655,131

Food - Wholesale/Distribution 0.84%
Eurocash S.A.	60,000	517,255

Human Resources 0.43%
Work Service S.A.	50,000	263,866	*

Machinery - Farm 2.21%
Turk Traktor ve Ziraat Makineleri A.S.	45,900	1,364,726

Medical - Drugs 3.66%
Krka dd Novo mesto	20,000	1,320,402
Richter Gedeon Nyrt	69,000	946,526
		2,266,928
Metal - Aluminum 1.01%
United Company RUSAL plc	1,000,000	623,271	*

Metal - Diversified 4.82%
Grupa Kety S.A.	3,500	276,656
KGHM Polska Miedz	50,000	1,580,206
MMC Norilsk Nickel OJSC, Sponsored ADR	60,000	1,069,531
Orsu Metals Corp., 144A	4,025,000	55,614	*
		2,982,007
Oil Companies - Exploration & Production 0.93%
Bankers Petroleum Ltd.	200,000	427,934	*
BNK Petroleum, Inc.	300,000	132,644	*
Petromanas Energy, Inc.	406,900	16,063	*
		576,641
Oil Companies - Integrated 3.23%
Gazprom OAO, Sponsored ADR	210,000	990,150
Lukoil OAO, Sponsored ADR	22,000	1,010,460
		2,000,610
Oil Refining & Marketing 0.88%
Polski Koncern Naftowy Orlen	35,000	546,380

Property/Casualty Insurance 3.13%
Powszechny Zaklad Ubezpieczen S.A.	15,000	1,935,397

Retail - Apparel/Shoe 0.78%
CCC S.A.	10,000	481,973

Retail - Automobile 1.88%
Dogus Otomotiv Servis ve Ticaret A.S.	220,000	1,160,434

Retail - Jewelry 1.47%
Pandora A/S	10,000	910,451

Retail - Miscellaneous/Diversified 2.16%
FF Group	45,000	1,337,517

Retail - Toy Store 1.52%
JUMBO S.A.	90,363	940,532

Steel - Producers 1.09%
Severstal PAO, GDR	60,000	674,475

Textile - Products 1.39%
Pegas Nonwovens S.A.	31,622	862,612

Tobacco 1.83%
Philip Morris CR A.S.	2,610	1,135,112

Total Common Stocks		57,123,485
(cost $60,469,571)

Exchange-Traded Funds 1.03%

Market Vectors Russia ETF	25,000	425,250
Market Vectors Russia Small-Capital ETF	10,000	212,100

Total Exchange-Traded Funds		637,350
(cost $615,726)

Closed-End Investment Company 2.08%

Fondul Proprietatea S.A.	6,124,074	1,287,130
(cost $1,414,333)

Warrants 0.29%

Gold Mining 0.29%
Dundee Precious Metals, Inc., Warrants (November 2015)	623,259	177,153	*
(cost $770,116)

Purchased Call Options 1.45%	Contracts

Exchange-Traded Funds 1.45%
Market Vectors Russia ETF, Strike Price 18.00, Expiration Apr. 2015	10,000	150,000	*
Market Vectors Russia ETF, Strike Price 18.00, Expiration May 2015	15,000	750,000	*

Total Purchased Call Options		900,000
(cost $1,996,400)

Corporate Note 1.63%	Principal Amount

Transportation - Services 1.63%
Baghlan Group FZCO, 14.75%, maturity 06/27/15	$1,345,845	1,009,384	*^
(cost $1,350,345)

Overnight Cash Deposit 1.14%

JPMorgan Chase Bank NA, 0.03%, maturity 04/01/15	704,953	704,953
(cost $704,953)

Total Investments 99.95%		61,839,455
(cost $67,321,444)
Other assets and liabilities, net 0.05%		28,426

Net Assets 100.0%		$61,867,881

See notes to portfolios of investments.

China Region Fund
Portfolio of Investments (unaudited)	March 31, 2015

Common Stocks 93.35%	Shares	Value

Aerospace/Defense - Equipment 0.58%
AviChina Industry & Technology Co., Ltd., H shares	168,000	$120,743

Airlines 1.22%
Air China Ltd., H shares	142,000	144,875
Cathay Pacific Airways Ltd.	47,000	108,758
		253,633
Alternative Waste Technology 0.80%
China Everbright International Ltd.	99,000	166,043

Automotive - Cars & Light Trucks 3.11%
Great Wall Motor Co., Ltd., H shares	92,000	648,567

Automotive/Truck Parts & Equipment - Original 1.09%
Nexteer Automotive Group Ltd.	225,000	226,978

Building - Heavy Construction 2.22%
China Railway Construction Corp., Ltd., H shares	310,100	462,303

Building & Construction - Miscellaneous 0.93%
China Singyes Solar Technologies Holdings Ltd.	142,000	193,890

Building Products - Cement/Aggregates 0.52%
Anhui Conch Cement Co. Ltd., H shares	28,500	107,623

Cellular Telecommunication 5.41%
Advanced Info Service PCL	14,300	103,922
China Mobile Ltd., Sponsored ADR	12,750	829,133
M1 Ltd.	35,400	100,406
Total Access Communication PCL	38,400	96,524
		1,129,985
Chemicals - Specialty 1.60%
Fufeng Group	177,000	107,432
Huabao International Holdings Ltd.	302,000	224,544
		331,976
Commercial Banks - Non US 15.20%
Agricultural Bank of China Ltd., H shares	212,000	104,960
Bank of China Ltd., H shares	1,004,800	580,851
Bank of Communications Co., Ltd., H shares	174,000	149,544
Bank Rakyat Indonesia Persero Tbk PT	105,500	107,010
BOC Hong Kong Holdings Ltd.	29,500	105,211
China Construction Bank Corp., H shares	1,194,400	991,336
Chongqing Rural Commercial Bank Co., Ltd., H shares	372,000	241,157
Industrial & Commercial Bank of China Ltd., H shares	1,045,000	772,967
Security Bank Corp.	29,900	115,099
		3,168,135
Computers 1.12%
Lenovo Group Ltd.	160,000	233,153

Computers - Peripheral Equipment 0.47%
Chicony Electronics Co., Ltd.	35,000	97,930

Cosmetics & Toiletries 0.58%
Amorepacific Corp.	40	120,859

Diversified Minerals 0.07%
Woulfe Mining Corp.	300,000	14,212	*

Electric - Generation 1.99%
China Power International Development Ltd.	200,000	104,769
Huadian Power International Corp., Ltd., H shares	372,000	310,321
		415,090
Electric - Integrated 0.74%
CGN Power Co., Ltd., H shares	119,000	51,259	*
Korea Electric Power Corp.	2,500	103,024
		154,283
Electric Products - Miscellaneous 0.55%
Hermes Microvision, Inc.	2,000	115,064

Electronic Components - Miscellaneous 3.15%
Avago Technologies Ltd., Class A	400	50,792
Silicon Motion Technology Corp., Sponsored ADR	7,000	188,160
SK Hynix, Inc.	2,400	98,032
Tongda Group Holdings Ltd.	670,000	101,958
Truly International Holdings Ltd.	470,000	218,253
		657,195
Electronic Connectors 1.31%
Hu Lane Associate, Inc.	59,000	272,113

Energy - Alternate Sources 0.99%
GCL-Poly Energy Holdings Ltd.	775,000	205,182

Entertainment Software 1.01%
NetEase, Inc., Sponsored ADR	2,000	210,600

Finance - Credit Card 0.53%
Samsung Card Co., Ltd.	3,000	110,879

Finance - Investment Banker/Broker 1.56%
Guotai Junan International Holdings Ltd.	239,000	212,037
Haitong Securities Co., Ltd., H shares	46,400	113,224
		325,261
Finance - Other Services 1.93%
Hong Kong Exchanges and Clearing Ltd.	12,000	294,147
Singapore Exchange Ltd.	18,300	108,507
		402,654
Food - Miscellaneous/Diversified 0.65%
Universal Robina Corp.	26,600	134,363

Gas - Distribution 1.67%
China Resources Gas Group Ltd.	76,000	236,451
ENN Energy Holdings Ltd.	18,000	110,527
		346,978
Gold Mining 0.57%
Zijin Mining Group Co., Ltd., H shares	378,000	119,680

Hotels & Motels 0.47%
Hotel Shilla Co., Ltd.	1,100	96,888

Internet Application Software 7.08%
Tencent Holdings Ltd.	77,800	1,477,415

Investment Companies 0.49%
Asian Pay Television Trust	159,000	103,004

Investment Management/Advisory Services 1.19%
Value Partners Group Ltd.	262,000	246,909

Life/Health Insurance 3.03%
AIA Group Ltd.	33,300	209,074
China Life Insurance Co., Ltd., H shares	96,000	421,993
		631,067
Machine Tools & Related Products 1.79%
Techtronic Industries Co., Ltd.	111,000	374,226

Medical - Biomedical/Gene 1.42%
China Biologic Products, Inc.	3,100	296,081	*

Medical - Drugs 0.51%
Daewon Pharmaceutical Co., Ltd.	6,300	107,151

Medical - Wholesale Drug Distribution 0.59%
Sinopharm Group Co., Ltd., H shares	30,000	122,156

Medical Products 1.06%
China Medical System Holdings Ltd.	142,750	219,859

Multi-line Insurance 3.08%
Ping An Insurance Group Co of China Ltd., H shares	53,500	641,819

Non - Ferrous Metals 0.45%
Nickel Asia Corp.	162,000	86,772
Sterling Group Ventures, Inc.	500,000	6,000	*
		92,772
Oil - Field Services 0.54%
China Oilfield Services Ltd., H shares	68,000	113,229

Oil Field Machinery & Equipment 0.51%
CIMC Enric Holdings Ltd.	108,000	105,636

Petrochemicals 0.53%
AK Holdings Co., Ltd.	1,250	110,512
Danhua Chemical Technology Co., Ltd., B shares	2	1	*
		110,513
Photo Equipment & Supplies 0.83%
Largan Precision Co., Ltd.	2,000	171,936

Power Converters/Supply Equipment 0.48%
Dongfang Electric Corp., Ltd., H shares	51,800	99,952

Property/Casualty Insurance 1.16%
Meritz Fire & Marine Insurance Co., Ltd.	9,300	95,464
Samsung Fire & Marine Insurance Co., Ltd.	600	144,569
		240,033
Public Thoroughfares 0.47%
Yuexiu Transport Infrastructure Ltd.	154,000	98,239

Real Estate Operating/Development 7.15%
China Resources Land Ltd.	122,444	346,053
Evergrande Real Estate Group Ltd.	224,000	112,913
KWG Property Holding Ltd.	154,500	109,611
Longfor Properties Co., Ltd.	78,500	111,235
Religare Health Trust	196,600	156,105
Sunac China Holdings Ltd.	251,000	217,766
Vista Land & Lifescapes, Inc.	706,000	135,677
Yuzhou Properties Co., Ltd.	1,261,000	299,291
		1,488,651
Retail - Convenience Store 0.47%
President Chain Store Corp.	13,000	97,710

Retail - Home Furnishings 0.55%
Man Wah Holdings Ltd.	118,400	113,701

Retail - Jewelry 0.00%
Lao Feng Xiang Co., Ltd., B shares	1	3

Semiconductor Components - Integrated Circuits 2.04%
Advanced Semiconductor Engineering, Inc.	70,000	94,789
Novatek Microelectronics Corp.	27,000	139,345
Taiwan Semiconductor Manufacturing Co., Ltd.	8,200	192,537
		426,671
Shipbuilding 0.49%
Yangzijiang Shipbuilding Holdings Ltd.	110,800	101,868

Steel - Producers 0.55%
Fosun International Ltd.	59,000	114,155

Telecom Services 1.87%
HKT Trust and HKT Ltd.	227,000	292,376
Telekomunikasi Indonesia Persero Tbk PT	441,000	97,239
		389,615
Telecommunication Equipment 0.95%
TCL Communication Technology Holdings Ltd.	196,000	197,313

Textile - Apparel 0.74%
Shenzhou International Group Holdings Ltd.	34,000	153,456

Transportation - Services 1.29%
Tianjin Port Development Holdings Ltd.	1,248,000	268,707

Total Common Stocks		19,446,107
(cost $17,649,337)

Exchange-Traded Funds 3.65%

Deutsche X-trackers Harvest CSI 300 China A-Shares ETF	8,230	342,697
iShares China Large-Capital ETF	4,800	213,360
iShares MSCI South Korea Capped ETF	1,800	103,032
iShares MSCI Taiwan ETF	6,400	100,736

Total Exchange-Traded Funds		759,825
(cost $704,105)

Closed-End Investment Company 1.50%

Morgan Stanley China A Share Fund, Inc.	9,464	311,555
(cost $252,707)

Overnight Cash Deposit 1.13%

JPMorgan Chase Bank NA, 0.03%, maturity 04/01/15	235,275	235,275
(cost $235,275)

Total Investments 99.63%		20,752,762
(cost $18,841,424)
Other assets and liabilities, net 0.37%		77,836

Net Assets 100.0%		$20,830,598

See notes to portfolios of investments.

Notes to Portfolios of Investments (unaudited)	March 31, 2015

Legend

*	Non-income producing security.
+	Affiliated company (see following)
#	Illiquid Security
^	In default on interest payments. Rate shown represents the last coupon rate prior to default.
@

Security was fair valued at March 31, 2015, by U.S. Global Investors, Inc. (Adviser) (other than international securities fair valued pursuant to systematic fair value models) in accordance with valuation procedures approved by the Board of Trustees. See the Fair Valuation of Securities section of these Notes to Portfolios of Investments for further discussion of fair valued securities. See further information and detail on restricted securities in the Restricted Securities section of these Notes to Portfolios of Investments.

144A	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
GO	General Obligation Bond
PLN	Polish Zloty
RS	Restricted Security (see following)
SGD	Singapore Dollar
TRY	Turkish Lira
USD	U.S. Dollar
ZCB	Zero Coupon Bond

General

The yields reflect the effective yield from the date of purchase.

Variable Rate Notes have periodic reset features, which effectively shorten the maturity dates and reset the interest rates as tied to various interest-bearing instruments. Rates shown are current rates at March 31, 2015.

Principal amounts are in U.S. dollars unless otherwise noted.

U.S. Global Investors Funds, a Delaware statutory trust, consists of nine separate funds (Funds). For more comprehensive information on the Funds’ organization and significant accounting policies, please refer to the most recent semi-annual or annual report.

Security Valuations

The Funds value investments traded on national or international securities exchanges or over the counter at the last sales price reported by the security’s primary exchange of its market at the time of daily valuation. Options and securities for which no sale was reported are valued at the mean between the last reported bid and asked quotation. Short-term investments with effective maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued by an independent pricing service using an evaluated quote based on such factors as institutional size trading in similar groups of securities, yield, quality, maturity, coupon rate, type of issue, individual trading characteristics and other market data.

Fair Valuation of Securities

Securities for which market quotations are not readily available or which are subject to legal restrictions are valued at their fair value as determined in good faith by the Adviser’s Valuation Committee, under policies and procedures established by the Funds’ Board of Trustees. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Committee meets on a regular basis to review securities which may not have readily available market prices and considers a number of factors in determining fair value, including nature and duration of any trading restrictions, trading volume, market values of unrestricted shares of the same or similar class, investment management’s judgment regarding the market experience of the issuer, financial status and other operational and market factors affecting the issuer, issuer’s management, quality of the underlying property based on review of independent geological studies and other relevant matters. The fair values may differ from what would have been used had a broader market for these securities existed. The Valuation Committee regularly reviews inputs and assumptions and performs transactional back-testing and disposition analysis. The Valuation Committee reports quarterly to the Funds’ Board of Trustees.

For securities traded on international exchanges, if events which may materially affect the value of a Fund’s securities occur after the close of the primary exchange and before a Fund’s net asset value is next determined, then those securities will be valued at their fair value as determined in good faith under the supervision of the Board of Trustees. The Funds use a systematic fair value model provided by an independent third party to value international securities primarily traded on an exchange or market outside the Western Hemisphere in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange.

The Funds use a three-tier hierarchy based on the inputs used in valuation to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs are inputs from independent sources, while unobservable inputs are inputs that reflect the Funds’ own assumptions.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term U.S. government obligations maturing in sixty days or less are valued using amortized cost. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level

2. Because of the inherent uncertainties of valuation, the values reflected in the portfolios may materially differ from the values received upon actual sale of those investments.

The three levels defined by the fair value hierarchy are as follows:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party in order to adjust for stale pricing.

Level 3 — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in determining fair value.

The following table summarizes the valuation of each Fund’s securities as of March 31, 2015, using the fair value hierarchy:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
U.S. Government Securities Ultra-Short Bond Fund
Investments in Securities*
United States Government and Agency Obligations	$—	$50,856,531	$—	$50,856,531
Overnight Cash Deposit	—	10,420,330	—	10,420,330
Total	$—	$61,276,861	$—	$61,276,861

Near-Term Tax Free Fund
Investments in Securities*
Municipal Bonds	$—	$86,433,001	$—	$86,433,001
Overnight Cash Deposit	—	11,928,220	—	11,928,220
Total	$—	$98,361,221	$—	$98,361,221

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
All American Equity Fund
Investments in Securities*
Common Stocks	$21,206,871	$—	$—	$21,206,871
Rights	—	—	7,659	7,659
Corporate Note	—	—	100,000	100,000
Overnight Cash Deposit	—	313,719	—	313,719
Total	$21,206,871	$313,719	$107,659	$21,628,249

Holmes Macro Trends Fund
Investments in Securities*
Common Stocks:
Coal	$—	$1,022	$—	$1,022
Electric - Generation	—	—	265,283	265,283
Energy - Alternate Sources	—	—	42,960	42,960
Medical - Hospitals	—	—	—	—
Quarrying	—	—	501,329	501,329
Real Estate Operating/Development	—	—	341,013	341,013
All Other Common Stocks	42,824,461	—	—	42,824,461
Warrants	—	10	—	10
Purchased Call Options	—	218,630	—	218,630
Gold-Linked Notes	—	—	92,400	92,400
Silver-Linked Notes	—	59,360	—	59,360
Corporate Notes:	—	—	431,250	431,250
Overnight Cash Deposit	—	1,857,743	—	1,857,743
Total	$42,824,461	$2,136,765	$1,674,235	$46,635,461

Global Resources Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$—	$549,262	$—	$549,262
Chemicals-Diversified	—	1,466,187	—	1,466,187
Coal	2,662	469,002	—	471,664
Diamonds/Precious Stones	1,720,500	28,424	—	1,748,924
Diversified Minerals	5,430,491	80,184	—	5,510,675
Electric - Generation	—	—	3,699,981	3,699,981
Energy - Alternate Sources	2,158,000	—	1,031,040	3,189,040
Gold Mining	5,595,892	—	381	5,596,273
Medical - Hospitals	—	—	—	—
Metal - Aluminum	—	227,494	—	227,494
Metal - Copper	25,002	—	—	25,002
Metal - Diversified	4,602,686	2,039	—	4,604,725
Mining Services	—	472,724	335,126	807,850
Natural Resource Technology	—	—	54,940	54,940
Oil — Field Services	—	3,994,780	—	3,994,780
Paper & Related Products	4,865,100	1,345,185	—	6,210,285
Quarrying	—	—	2,729,363	2,729,363
Real Estate Operating/Development	—	—	5,951,113	5,951,113
Steel - Producers	—	1,405,155	—	1,405,155
All Other Common Stocks	87,054,108	—	—	87,054,108
Master Limited Partnerships	5,489,000	—	—	5,489,000
Warrants:
Diversified Minerals	—	—	—	—

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Resources Fund (cont’d)
Gold Mining	$211,159	$414,592	$—	$625,751
Metal — Copper	—	—	—	—
Metal - Iron	11,547	—	—	11,547
Purchased Call Options	—	6,622,725	—	6,622,725
Convertible Bond	—	150,000	—	150,000
Gold-Linked Notes	—	—	2,147,280	2,147,280
Silver-Linked Notes	—	938,700	—	938,700
Corporate Notes	—	—	3,475,000	3,475,000
Total	$117,166,147	$18,166,453	$19,424,224	$154,756,824

World Precious Minerals Fund
Investments in Securities*
Common Stocks:
Agricultural Operations	$—	$303,028	$—	$303,028
Capital Pools	—	26,584	—	26,584
Coal	—	246,846	—	246,846
Diamonds/Precious Stones	1,542,779	144,563	—	1,687,342
Diversified Minerals	1,059,711	279,341	18,280	1,357,332
Gold Mining	52,841,207	1,999,663	1,260,729	56,101,599
Medical - Hospitals	—	—	—	—
Metal - Copper	17,822	—	—	17,822
Metal - Diversified	10,899,142	239,654	—	11,138,796
Mining Services	146,856	738,392	—	885,248
Oil Companies - Exploration & Production	—	—	—	—
Precious Metals	6,357,088	730,179	—	7,087,267
All Other Common Stocks	3,516,304	—	—	3,516,304
Exchange-Traded Funds	2,022,266	—	—	2,022,266
Warrants:	—	—	—	—
Diamonds/Precious Stones	11,425	—	—	11,425
Gold Mining	424,945	1,085,263	—	1,510,208
Metal - Copper	—	—	—	—
Metal - Diversified	—	147,155	—	147,155
Precious Metals	—	1,658	—	1,658
Silver Mining	—	—	—	—
Special Warrant	—	—	—	—
Right	—	25,706	—	25,706
Purchased Call Options	—	726,305	—	726,305
Gold-Linked Notes	—	—	1,454,400	1,454,400
Silver-Linked Notes	—	1,232,700	—	1,232,700
Corporate Notes	—	—	1,340,000	1,340,000
Overnight Cash Deposit	—	4,232,140	—	4,232,140
Total	$78,839,545	$12,159,177	$4,073,409	$95,072,131

Gold and Precious Metals Fund
Investments in Securities*
Common Stocks:
Diamonds/Precious Stones	$632,427	$741,174	$—	$1,373,601
Gold Mining	34,186,641	7,345,223	—	41,531,864
Medical - Hospitals	—	—	—	—
Precious Metals	657,600	506,593	—	1,164,193

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Gold and Precious Metals Fund (cont’d)
All Other Common Stocks	$5,781,959	$—	$—	$5,781,959
Exchange-Traded Funds	3,487,399	—	—	3,487,399
Warrants:
Gold Mining	463,319	382,141	—	845,460
Precious Metals	—	2,763	—	2,763
Purchased Call Options	—	507,163	—	507,163
Gold-Linked Notes	—	—	735,600	735,600
Silver-Linked Notes	—	647,220	—	647,220
Corporate Notes	—	—	1,163,266	1,163,266
Overnight Cash Deposit	—	5,431,600	—	5,431,600
Total	$45,209,345	$15,563,877	$1,898,866	$62,672,088

Emerging Europe Fund
Investments in Securities*
Common Stocks:
Cellular Telecommunication	$2,023,100	$1,092,977	$—	$3,116,077
Commercial Banks - Non US	917,700	12,569,168	—	13,486,868
Computer Services	620,880	700,141	—	1,321,021
Medical - Drugs	1,320,402	946,526	—	2,266,928
Oil Companies - Exploration & Production	576,641	—	—	576,641
Oil Companies - Integrated	2,000,610	—	—	2,000,610
All Other Common Stocks	—	34,355,340	—	34,355,340
Exchange-Traded Funds	637,350	—	—	637,350
Closed-End Investment Company	—	1,287,130	—	1,287,130
Warrants	177,153	—	—	177,153
Purchased Call Options	—	900,000	—	900,000
Corporate Note	—	1,009,384	—	1,009,384
Overnight Cash Deposit	—	704,953	—	704,953
Total	$8,273,836	$53,565,619	$—	$61,839,455

China Region Fund
Investments in Securities*
Common Stocks:
Cellular Telecommunication	$829,133	$300,852	$—	$1,129,985
Diversified Minerals	14,212	—	—	14,212
Electronic Components - Miscellaneous	238,952	418,243	—	657,195
Entertainment Software	210,600	—	—	210,600
Medical - Biomedical/Gene	296,081	—	—	296,081
Non - Ferrous Metals	6,000	86,772	—	92,772
Petrochemicals	1	110,512	—	110,513
Semiconductor Components - Integrated Circuits	192,537	234,134	—	426,671
All Other Common Stocks	—	16,508,078	—	16,508,078
Exchange-Traded Funds	759,825	—	—	759,825
Closed-End Investment Company	311,555	—	—	311,555
Overnight Cash Deposit	—	235,275	—	235,275
Total	$2,858,896	$17,893,866	$—	$20,752,762

* Refer to the Portfolio of Investments for a detailed list of the Fund’s investments.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy during the period December 31, 2014, through March 31, 2015:

	Transfers		Transfers
	From Level 1		From Level 2
Fund	to Level 2*		to Level 1*
Holmes Macro Trends	$1,022	(1)	$-
Global Resources	489,285	(1)	222,659	(2)
World Precious Minerals	848,927	(1)	467,544	(2)
			1,956,319	(3)
Gold and Precious Metals	-		463,319	(2)
Emerging Europe	55,614	(1)	117,153	(2)

* The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.

(1)  Securities were valued at a quoted price at the end of the current period, but at the mean between bid and ask quotations at the end of the prior fiscal year.

(2)  Securities were valued at the mean between bid and ask quotations at the end of the current period, but at a quoted price at the end of the prior fiscal year.

(3)  Transfer resulted from the expiration of a regulatory hold.

The following is a reconciliation of assets for which unobservable inputs (Level 3) were used in determining fair value during the period December 31, 2014, through March 31, 2015:

		Corporate
	Rights	Notes	Total
All American Equity Fund
Beginning Balance 12/31/14	$-	$-	$-
Purchases	7,659	100,000	107,659
Ending Balance 03/31/15	$7,659	$100,000	$107,659

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/15(1)

	$-	$-	$-

		Gold-Linked	Corporate
	Common Stocks	Notes	Notes	Total
Holmes Macro Trends Fund
Beginning Balance 12/31/14	$1,380,287	$-	$237,500	$1,617,787
Purchases	-	-	200,000	200,000
Net change in unrealized appreciation
(depreciation)	(229,702)	-	-	(229,702)
Paydowns/Maturities	-	-	(6,250)	(6,250)
Transfers into Level 3*		92,400	-	92,400
Ending Balance 03/31/15	$1,150,585	$92,400	$431,250	$1,674,235

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/15(1)

$(229,702)	$-	$-	$(229,702)

		Gold-Linked	Corporate
	Common Stocks	Notes	Notes	Total
Global Resources Fund
Beginning Balance 12/31/14	$16,029,746	$-	$2,850,000	$18,879,746
Purchases	-	-	700,000	700,000
Net change in unrealized appreciation
(depreciation)	(2,227,802)	-	-	(2,227,802)
Paydowns/Maturities	-	-	(75,000)	(75,000)
Transfers into Level 3*	-	2,147,280	-	2,147,280
Ending Balance 03/31/15	$13,801,944	$2,147,280	$3,475,000	$19,424,224

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/15(1)

$(2,227,802)	$-	$-	$(2,227,802)

			Special	Gold-Linked	Corporate
	Common Stocks	Warrants	Warrants	Notes	Notes	Total
World Precious Minerals Fund
Beginning Balance 12/31/14	$1,418,548	$-	$-	$-	$760,000	$2,178,548
Purchases	-	-	-	-	600,000	600,000
Net change in unrealized
appreciation (depreciation)	57,364	-	-	-	-	57,364
Paydowns/Maturities	-	-	-	-	(20,000)	(20,000)
Transfers into Level 3*	18,280	-	-	1,454,400	-	1,472,680
Transfers out of Level 3*	(215,183)	-	-	-	-	(215,183)
Ending Balance 03/31/15	$1,279,009	$-	$-	$1,454,400	$1,340,000	$4,073,409

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/15(1)

$57,364	$-	$-	$-	$-	$57,364

			Gold-Linked
	Common Stocks	Warrants	Notes	Corporate Notes	Total
Gold and Precious Metals Fund
Beginning Balance 12/31/14	$-	$-	$-	$770,766	$770,766
Purchases	-	-	-	400,000	400,000
Paydowns/Maturities	-	-	-	(7,500)	(7,500)
Transfers into Level 3*	-	-	735,600	-	735,600
Ending Balance 03/31/15	$-	$-	$735,600	$1,163,266	$1,898,866

Net change in unrealized appreciation (depreciation) from Investments held as of 03/31/15(1)

$-	$-	$-	$-	$-

*The Funds’ policy is to recognize transfers in and transfers out as of the end of the reporting period.

(1) The amounts shown represent the net change in unrealized appreciation (depreciation) attributable to only those investments still held and classified as Level 3 at March 31, 2015.

Significant unobservable inputs developed by the Valuation Committee for Level 3 investments held at March 31, 2015, are as follows:

	Fair Value at	Valuation	Unobservable
	03/31/15	Technique(s)	Input	Range (Weighted Average)
All American Equity Fund
Investments in Securities
Rights	$ 7,659	Market Transaction (1)	Discount	0%
Corporate Note	100,000	Market Transaction (1)	Discount	0%

Holmes Macro Trends Fund
Investments in Securities
Common Stocks	544,289	Market Transaction (1)	Discount	0% - 100% discount (10% discount)
Common Stocks	606,296	Method of Comparables Pricing (2)	Multiples	1.9 - 35.6 (7.9)
Gold-Linked Notes	92,400	Market Transaction (1)	Discount	62% - 76% discount (76% discount)
Corporate Notes	431,250	Market Transaction (1)	Discount	0%

Global Resources Fund
Investments in Securities
Common Stocks	4,150,850	Market Transaction (1)	Discount	0% - 100% discount (33% discount)
Common Stocks	9,651,094	Method of Comparables Pricing (2)	Multiples	1.9 - 35.6 (7.7)
Gold-Linked Notes	2,147,280	Market Transaction (1)	Discount	62% - 76% discount (76% discount)
Corporate Notes	3,475,000	Market Transaction (1)	Discount	0%

World Precious Minerals Fund
Investments in Securities
Common Stocks	1,279,009	Market Transaction (1)	Discount	0% - 100% discount (68% discount)
Warrants	-	Market Transaction (1)	Discount	0% - 100% discount (100% discount)
Special Warrants	-	Market Transaction (1)	Discount	100%
Gold-Linked Notes	1,454,400	Market Transaction (1)	Discount	61% - 76% discount (76% discount)
Corporate Notes	1,340,000	Market Transaction (1)	Discount	0%

Gold and Precious Metals Fund
Investments in Securities
Common Stocks	-	Market Transaction (1)	Discount	100%
Warrants	-	Market Transaction (1)	Discount	0% - 100% discount (100% discount)

Gold-Linked Notes	735,600	Market Transaction (1)	Discount	61% - 76% discount (76% discount)
Corporate Notes	1,163,266	Market Transaction (1)	Discount	0%

(1) Market Transaction refers to most recent known market transaction, including transactions in which the fund participated, as adjusted for any discount or premium as discussed below.

(2) The Method of Comparables Pricing valuation technique involves determining a comparable group of companies that exhibit similar characteristics to that of the Level 3 security (the Comparables), gathering information about the Comparables to determine their range of valuation multiples and selecting the appropriate multiple within the determined range of the Comparables to apply in valuing the Level 3 security.

The majority of securities classified as Level 3 are private companies. The initial valuation is usually cost, which is then adjusted as determined by the Valuation Committee for subsequent known market transactions and evaluated for progress against anticipated milestones and current operations. An evaluation that the holding no longer meets expectations could result in the application of discounts and a significantly lower fair valuation. For certain securities, the last known market transaction is increased or decreased by changes in a market index or industry peers as approved by the Valuation Committee.

Affiliated Companies - Indicated in Portfolio of Investments as “+”

The Investment Company Act of 1940 defines affiliates as companies in which the Fund owns at least 5% of the outstanding voting securities. The following is a summary of transactions with each affiliated company during the period ended March 31, 2015.

	Shares/Par of Holdings in Affiliated Companies
Global Resources Fund	December 31, 2014	Additions	Reductions	March 31, 2015
Agriterra Ltd.	69,849,776	–	–	69,849,776
Atlas Development & Support Services Ltd.	67,534,983	–	(124,000)	67,410,983
Pacific Coal Resources Ltd.	4,362,314	–	–	4,362,314
Pacific Green Energy Corp.	2,400,000	–	–	2,400,000
Pacific Stone Tech, Inc.	22,659	–	–	22,659
Sunridge Gold Corp.	10,933,788	–	–	10,933,788
Sunridge Gold Corp., Warrants	6,333,788	–	–	6,333,788

At March 31, 2015, the value of investments in affiliated companies was $9,712,478, representing 6.30% of net assets, and the total cost was $47,397,140. Net realized gain (loss) on transactions was $4,022, and there was no income earned for the period.

	Shares/Par of Holdings in Affiliated Companies
World Precious Minerals Fund	December 31, 2014	Additions	Reductions	March 31, 2015
Candente Gold Corp.	5,640,000	–	(432,300)	5,207,700
Canyon Resources Ltd.	10,006,593	–	–	10,006,593
Canyon Resources Ltd., Warrants	6,168,864	–	–	6,168,864
CB Gold, Inc.	8,562,858	–	(62,858)	8,500,000
Gran Colombia Gold Corp.	1,224,762	287	–	1,225,049
Gran Colombia Gold Corp., Warrants	154,700	–	–	154,700
Gran Colombia Gold Corp., Gold-Linked Notes	$6,060,000	–	–	$6,060,000
Gran Colombia Gold Corp., Silver-Linked Notes	$8,805,000	–	–	$8,805,000
Mammoth Resources Corp.	3,641,800	–	(900)	3,640,900
Mineral Mountain Resources Ltd.	11,000,000	3,438,000	–	14,438,000
Mineral Mountain Resources Ltd., Warrants	3,500,000	–	–	3,500,000
Orex Minerals, Inc.	8,614,500	759,000	–	9,373,500
Orex Minerals, Inc., Warrants	1,850,000	–	–	1,850,000
Skeena Resources Ltd.	10,088,000	–	(88,000)	10,000,000
Skeena Resources Ltd., Warrants	10,000,000	–	–	10,000,000
Source Exploration Corp.	–	5,000,000	–	5,000,000
Source Exploration Corp., Warrants	–	2,500,000	–	2,500,000
TriStar Gold, Inc.	8,100,000	65,500	–	8,034,500
Zandor Capital, S.A., Corporate Note (a)	–	$600,000	–	$600,000

At March 31, 2015, the value of investments in affiliated companies was $8,926,427, representing 9.41% of net assets, and the total cost was $46,274,072. Net realized losses on transactions were $382,854, and interest income of $36,000 was earned for the period.

(a)   Zandor Capital, S.A. is a subsidiary of Gran Colombia Gold Corp.

Restricted Securities - Indicated in Portfolio of Investments as “RS”

The following securities are subject to contractual and regulatory restrictions on resale or transfer. These investments may involve a high degree of business and financial risk. Because of the thinly traded markets for these investments, a Fund may be unable to liquidate its securities in a timely manner, especially if there is negative news regarding the specific securities or the markets overall. These securities could decline significantly in value before the Fund could liquidate these securities. The issuer bears the cost of registration, if any, involved in the disposition of these securities.

All American Equity Fund	Acquisition Date	Cost per Share/Unit
Zandor Capital, S.A., Corporate Note (September 2015)	03/03/15	$1.00

As of March 31, 2015, the total cost of restricted securities was $100,000, and the total value was $100,000, representing 0.46% of net assets.

Holmes Macro Trends Fund	Acquisition Date	Cost per Share/Unit
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.24
Zandor Capital, S.A., Corporate Note (September 2015)	03/03/15	$100.00

As of March 31, 2015, the total cost of restricted securities was $1,881,250, and the total value was $1,581,835, representing 3.40% of net assets.

Global Resources Fund	Acquisition Date	Cost per Share/Unit
I-Pulse, Inc.	10/04/07	$1.88
Pacific Green Energy Corp.	03/24/11	$1.00
Pacific Infrastructure Ventures, Inc.	08/06/10-11/22/10	$1.00
Pacific Power Generation Corp.	08/06/10	$0.07
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Pacific Stone Tech, Inc.	04/19/10	$216.22
Zandor Capital, S.A., Corporate Note (September 2015)	03/03/15	$100.00

As of March 31, 2015, the total cost of restricted securities was $18,573,675, and the total value was $16,941,437, representing 10.98% of net assets.

World Precious Minerals Fund	Acquisition Date	Cost per Share/Unit
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Pinecrest Resources Ltd.	12/18/14	$0.16
Source Exploration Corp., Warrants (February 2017)	03/04/15	$0.00
Taurus Gold Ltd.	05/31/11-05/29/13	$1.17
Western Exploration & Development Ltd., 144A, Special Warrants (December 2049)	08/04/97	$0.50
Zandor Capital, S.A., Corporate Note (September 2015)	03/03/15	$100.00

As of March 31, 2015, the total cost of restricted securities was $4,523,511, and the total value was $2,615,993, representing 2.76% of net assets.

Gold and Precious Metals Fund	Acquisition Date	Cost per Share/Unit
Pacific Coal Resources Ltd., Corporate Note (June 2015)	12/15/14	$100.00
Pacific Power Generation Corp., Corporate Note (April 2017)	05/25/12	$100.00
Zandor Capital, S.A., Corporate Note (September 2015)	03/03/15	$100.00

As of March 31, 2015, the total cost of restricted securities was $1,163,266, and the total value was $1,163,266, representing 1.86% of net assets.

Financial Derivative Instruments

Options Contracts

Equity Funds may purchase or write (sell) options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the issuer of the option the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the issuer the obligation to sell, the underlying instrument at the exercise price.

Purchasing a put option tends to decrease a Fund’s exposure to the underlying instrument, whereas purchasing a call option tends to increase a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid to purchase options which expire are treated as realized losses. Premiums paid to purchase options which are exercised or closed are added to the cost of securities acquired or the proceeds from securities sold. The risk associated with purchasing put and call options is limited to the premium paid.

The Funds will realize a loss equal to all or a part of the premium paid for an option if the price of the underlying security or other instrument decreases or does not increase by more than the premium (in the case of a call option), or if the price of the underlying security or other instrument increases or does not decrease by more than the premium (in the case of a put option).

Writing a put option tends to increase a Fund’s exposure to the underlying instrument, whereas writing a call option tends to decrease a Fund’s exposure to the underlying instrument. The premium received is recorded as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. Premiums received from options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying transaction to determine the realized gain or loss. Written options include a risk of loss in excess of the option premium. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and thus bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

A Fund’s ability to close out its position as a purchaser or seller of a put or call option is dependent, in part, upon the liquidity of the market for that particular option. There can be no guarantee that a Fund will be able to close out an option position when desired. An inability to close out its options positions may reduce a Fund’s anticipated profits or increase its losses.

As of March 31, 2015, there were no securities held in escrow by the custodian as cover for call options written.

There were no transactions in written call options during the period ended March 31, 2015.

Forward Foreign Currency Contracts

The Funds enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to hedge the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Open forward foreign currency contracts as of March 31, 2015, were as follows:

							Unrealized
	Currency to		Currency to		Settlement		Appreciation
Fund Contract	Deliver		Receive		Date	Value	(Depreciation)
World Precious Minerals Fund	CAD	20,000,000	USD	15,666,308	4/13/2015	$15,543,835	$(122,473)

Gold and Precious Metals Fund	CAD	13,000,000	USD	10,183,100	4/13/2015	10,103,493	(79,607)

Emerging Europe Fund	PLN	37,464,000	USD	10,000,000	4/7/2015	10,115,512	115,512
	TRY	39,148,500	USD	15,000,000	4/6/2015	14,953,811	(46,189)
	USD	10,000,000	PLN	38,275,000	4/7/2015	10,098,462	98,462
	USD	15,000,000	TRY	38,799,000	4/6/2015	14,911,863	(88,137)

China Region Fund	SGD	500,000	USD	361,768	4/6/2015	359,233	(2,535)
	USD	362,161	SGD	500,000	4/6/2015	364,303	2,142

Summary of Derivative Instruments

The following is a summary of the valuations of derivative instruments not accounted for as hedging instruments as of March 31, 2015:

	Holmes Macro	Global Resources	World Precious	Gold and Precious	Emerging Europe
Location	Trends Fund	Fund	Minerals Fund	Metals Fund	Fund
Asset derivatives
Investments, at value
Purchased options	$218,630	$6,622,725	$726,305	$507,163	$900,000
Total	$218,630	$6,622,725	$726,305	$507,163	$900,000

Tax Information

The following table presents the income tax basis of the securities owned as of March 31, 2015, and the tax basis components of net unrealized appreciation (depreciation):

				Net Unrealized
	Aggregate Tax	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
U.S. Government Securities Ultra-Short Bond Fund	$61,046,429	$239,186	$(8,754)	$230,432
Near-Term Tax Free Fund	96,898,504	1,636,448	(173,731)	1,462,717
All American Equity Fund	21,372,599	1,368,184	(1,112,534)	255,650
Holmes Macro Trends Fund	42,843,671	6,239,791	(2,448,000)	3,791,791
Global Resources Fund	261,997,435	6,648,476	(113,889,082)	(107,240,606)
World Precious Minerals Fund	228,266,147	5,304,805	(138,498,811)	(133,194,006)
Gold and Precious Metals Fund	98,775,029	4,429,477	(40,532,415)	(36,102,938)
Emerging Europe Fund	67,321,444	4,340,677	(9,822,666)	(5,481,989)
China Region Fund	18,841,424	2,265,305	(353,967)	1,911,338

ITEM 2. CONTROLS AND PROCEDURES

1.              The registrant’s president and treasurer have determined that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

2.              There was no change in the registrant’s internal control over financial reporting that occurred in the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 are filed as exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

U.S. GLOBAL INVESTORS FUNDS

By:	/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Frank E. Holmes
Frank E. Holmes
President, Chief Executive Officer

Date: May 29, 2015

By:	/s/ Lisa C. Callicotte
Lisa C. Callicotte
Treasurer

Date: May 29, 2015